UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09223

Pioneer Strategic Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Strategic
Income Fund

NQ | December 31, 2018

Ticker Symbols: Class A PSRAX Class C PSRCX Class K STRKX Class R STIRX Class Y STRYX

Shares		Value
	UNAFFILIATED ISSUERS - 99.1%
	COMMON STOCKS - 0.1% of Net Assets
	Household Durables - 0.0%†
1,018,282(a)	Desarrolladora Homex SAB de CV	$7,674
	Total Household Durables	$7,674
	Oil, Gas & Consumable Fuels - 0.1%
1,880,020(a)	ANR, Inc.	$25,380
9,565,478^(a)	Ascent CNR Corp.	2,056,578
17(a)	Contura Energy, Inc.	1,118
39,368(a)	Frontera Energy Corp.	383,515
	Total Oil, Gas & Consumable Fuels	$2,466,591
	Paper & Forest Products - 0.0%†
162,828	Emerald Plantation Holdings, Ltd.	$8,956
	Total Paper & Forest Products	$8,956
	Specialty Retail - 0.0%†
111,548^(a)	Targus Cayman SubCo., Ltd.	$232,020
	Total Specialty Retail	$232,020
	TOTAL COMMON STOCKS
	(Cost $5,038,999)	$2,715,241
	CONVERTIBLE PREFERRED STOCKS - 0.6% of Net Assets
	Banks - 0.6%
10,909(b)	Bank of America Corp., 7.25%	$13,663,522
10,450(b)	Wells Fargo & Co., 7.5%	13,187,587
	Total Banks	$26,851,109
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $23,708,402)	$26,851,109
	PREFERRED STOCK - 0.1% of Net Assets
	Equity Real Estate Investment Trusts (REITs) - 0.1%
3,250(b)	Firstar Realty LLC, 8.875% (144A)	$3,672,500
	Total Equity Real Estate Investment Trusts (REITs)	$3,672,500
	TOTAL PREFERRED STOCK
	(Cost $4,200,625)	$3,672,500

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 6.2% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$589,486
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	597,942
1,951,462	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	1,967,295
2,298,128	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	2,347,229
3,998,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	3,990,583
6,875,963	Applebee's Funding LLC/IHOP Funding LLC, Series 2014-1, Class A2, 4.277%, 9/5/44 (144A)	6,859,943
575,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	594,958
1,300,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,312,278
545,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class E, 5.36%, 3/10/25 (144A)	555,507
300,000	Avid Automobile Receivables Trust, Series 2018-1, Class C, 5.13%, 2/18/25 (144A)	298,330
749,930	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	753,779
750,000	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	749,772
899,999	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class F, 7.3%, 5/20/26 (144A)	899,513
1,513,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	1,540,082
500,000	BCC Funding XIII LLC, Series 2016-1, Class E, 6.0%, 11/20/22 (144A)	509,264
1,550,000	BCC Funding XIV LLC, Series 2018-1A, Class D, 4.61%, 8/21/23 (144A)	1,556,754
9,838,379	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	9,844,746
1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/24 (144A)	1,398,442
1,000,000	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	1,005,729
3,428,721	Conn's Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 4/15/21 (144A)	3,436,139
1,795,000	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	1,795,146
612,785(c)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.286% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	616,709
168,638	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	167,189
1,240,516	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	1,238,136
500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	501,638

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,000,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	$1,954,262
600,000	Engs Commercial Finance Trust, Series 2018-1A, Class D, 4.69%, 6/22/23 (144A)	604,860
2,500,000(d)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M3, 3.624%, 11/25/27 (144A)	2,489,975
2,000,000(d)	Finance of America Structured Securities Trust, Series 2017-HB1, Class M4, 4.477%, 11/25/27 (144A)	1,969,040
1,895,000(d)	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.234%, 9/25/28 (144A)	1,890,263
5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,345,527
450,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.56%, 1/16/24 (144A)	453,807
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	1,016,080
363,370(e)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	363,496
572,183(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	566,003
5,206,950	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	5,303,018
3,500,000(c)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.887% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	3,513,330
2,000,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class E, 5.55%, 5/10/32 (144A)	2,016,138
12,627,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	12,575,229
4,320,734	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	2,983,548
1,105,295	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	1,118,694
1,500,000	Kabbage Asset Securitization LLC, Series 2017-1, Class A, 4.571%, 3/15/22 (144A)	1,510,014
7,300,000	Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.794%, 3/15/22 (144A)	7,369,269
12,900,000(d)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	12,356,305
3,140,000(d)	Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.967%, 9/25/27 (144A)	3,108,600
1,750,000(d)	Nationstar HECM Loan Trust, Series 2018-1A, Class M5, 6.0%, 2/25/28 (144A)	1,721,125
1,171,129(c)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 5.506% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	1,177,687
1,099,580	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	1,102,987
4,000,000	Progress Residential Trust, Series 2015-SFR2, Class F, 5.069%, 6/12/32 (144A)	4,027,991
3,000,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	3,005,636
3,430,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,412,289
4,770,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	4,819,951
2,500,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	2,492,289
2,095,007(e)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	2,082,706
1,500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,500,000
6,890,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class C, 3.56%, 7/15/24	6,942,144
2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,296,337
269,332	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	268,832
4,168,040	Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (144A)	4,201,782
2,945,000	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	2,912,558
986,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	993,175
1,940,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class B, 6.56%, 4/15/21 (144A)	1,921,592
2,971,000(d)	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75%, 4/25/55 (144A)	2,942,073
6,900,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	6,834,104
5,320,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M2, 3.75%, 4/25/55 (144A)	5,232,416
8,850,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	8,542,626
14,400,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	13,346,718
20,235,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	18,427,638
20,775,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	20,372,484
8,970,597(d)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	8,721,381
2,400,000(c)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 4.155% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,415,938
1,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/36 (144A)	1,452,121
2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)	2,515,248
1,478,798(c)	Truman Capital Mortgage Loan Trust, Series 2004-1, Class M2, 5.056% (1 Month USD LIBOR + 255 bps), 1/25/34 (144A)	1,486,719
2,596,196	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	2,584,936

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
858,681	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	$859,152
7,438,942	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	7,449,885
2,170,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.0%, 1/16/24 (144A)	2,189,640
2,380,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class B, 3.32%, 10/16/23 (144A)	2,384,967
6,400,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class C, 3.61%, 10/16/23 (144A)	6,403,567
3,850,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	3,888,637
3,100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	3,077,719
3,500,000	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)	3,511,758
	TOTAL ASSET BACKED SECURITIES
	(Cost $286,147,053)	$283,152,855
	COLLATERALIZED MORTGAGE OBLIGATIONS - 25.0% of Net Assets
4,213,722(d)	Agate Bay Mortgage Trust, Series 2013-1, Class A1, 3.5%, 7/25/43 (144A)	$4,151,669
3,439,907(d)	Agate Bay Mortgage Trust, Series 2014-3, Class B4, 3.821%, 11/25/44 (144A)	3,401,002
6,238,580(d)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	6,119,374
2,552,081(d)	Agate Bay Mortgage Trust, Series 2015-1, Class B4, 3.818%, 1/25/45 (144A)	2,294,100
2,811,806(d)	Agate Bay Mortgage Trust, Series 2015-2, Class B3, 3.726%, 3/25/45 (144A)	2,669,811
2,967,393(d)	Agate Bay Mortgage Trust, Series 2015-6, Class B3, 3.612%, 9/25/45 (144A)	2,775,573
2,591,742(d)	Agate Bay Mortgage Trust, Series 2015-7, Class B2, 3.766%, 10/25/45 (144A)	2,545,095
8,074,541(d)	Agate Bay Mortgage Trust, Series 2016-2, Class A5, 3.5%, 3/25/46 (144A)	7,956,409
2,360,294(d)	Agate Bay Mortgage Trust, Series 2016-3, Class B3, 3.832%, 8/25/46 (144A)	2,240,985
2,950,000	American Homes 4 Rent, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	2,999,629
2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	2,647,686
5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	5,210,469
4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	4,324,443
1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,030,409
3,500,000	Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A4, 3.574%, 2/15/50	3,479,851
5,000,000(d)	BANK, Series 2017-BNK8, Class B, 3.931%, 11/15/50	4,967,233
11,076,020(e)(f)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	1
7,050,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	7,074,103
4,670,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	4,683,908
2,950,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	3,035,501
3,171,747(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.0%, 6/28/54 (144A)	3,178,402
4,400,000(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.25%, 11/28/53 (144A)	4,478,551
1,700,000(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B2, 4.75%, 11/28/53 (144A)	1,797,750
4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,587,918
4,700,000	Benchmark Mortgage Trust, Series 2018-B6, Class A3, 3.995%, 10/10/51	4,824,644
5,000,000(c)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.807% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	5,000,406
4,000,000	Caesars Palace Las Vegas Trust, Series 2017-VICI, Class C, 4.138%, 10/15/34 (144A)	4,020,806
4,100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.488%, 4/10/29 (144A)	4,139,968
3,810,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	3,900,321
4,250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,239,026
2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,566,554
6,720,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	6,858,843
6,776,582(d)	CIM Trust, Series 2018-J1, Class A10, 3.5%, 3/25/48 (144A)	6,700,064
4,181,115	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	4,109,612
3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	3,500,453
2,219,834(d)	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B4, 3.538%, 10/25/43 (144A)	2,135,561
6,700,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M1, 3.25%, 3/25/61 (144A)	6,304,281
2,305,669	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	2,291,523
4,000,000(e)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	4,040,068
2,000,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	2,035,094

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
3,421,622	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	$3,369,177
2,531,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.166%, 8/10/50 (144A)	2,592,143
5,000,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	4,948,339
1,750,000(d)	COMM Mortgage Trust, Series 2014-CR16, Class C, 4.901%, 4/10/47	1,785,034
7,000,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	7,056,580
4,000,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	3,939,910
9,500,000(d)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	9,384,490
1,000,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.544%, 8/10/48	1,029,057
5,227,225(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	5,224,607
4,225,000(d)	COMM Mortgage Trust, Series 2015-PC1, Class B, 4.44%, 7/10/50	4,248,992
5,489,182	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.822%, 10/15/45	5,403,148
2,417,783	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	2,426,190
6,000,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.331%, 11/15/48	6,062,819
5,150,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.581%, 11/15/48	4,669,938
3,000,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	2,900,451
1,294,610(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.5%, 6/25/33	881,988
3,419,832(d)	CSMC Trust, Series 2013-6, Class B4, 3.316%, 8/25/43 (144A)	3,326,958
2,248,008(d)	CSMC Trust, Series 2013-7, Class A11, 3.5%, 8/25/43 (144A)	2,211,390
2,939,102(d)	CSMC Trust, Series 2013-7, Class B4, 3.574%, 8/25/43 (144A)	2,839,895
2,423,122(d)	CSMC Trust, Series 2013-IVR1, Class B4, 3.467%, 3/25/43 (144A)	2,343,395
2,367,346(d)	CSMC Trust, Series 2013-IVR2, Class A2, 3.0%, 4/25/43 (144A)	2,286,839
2,053,779(d)	CSMC Trust, Series 2013-IVR3, Class B1, 3.452%, 5/25/43 (144A)	2,050,323
2,750,322(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.486%, 7/25/43 (144A)	2,683,532
1,689,393(d)	CSMC Trust, Series 2013-TH1, Class B4, 3.628%, 2/25/43 (144A)	1,644,643
2,641,457(d)	CSMC Trust, Series 2014-IVR2, Class B4, 3.753%, 4/25/44 (144A)	2,531,881
4,101,084(d)	CSMC Trust, Series 2014-OAK1, Class B4, 3.735%, 11/25/44 (144A)	4,056,084
824,316(d)	CSMC Trust, Series 2015-1, Class B4, 3.941%, 1/25/45 (144A)	789,283
3,912,356(d)	CSMC Trust, Series 2015-2, Class B4, 3.935%, 2/25/45 (144A)	3,894,850
2,058,404(d)	CSMC Trust, Series 2015-3, Class B4, 3.936%, 3/25/45 (144A)	1,980,374
9,017,131(d)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	8,845,454
2,798,066(d)	CSMLT Trust, Series 2015-1, Class B4, 3.883%, 5/25/45 (144A)	2,717,800
2,564,320(d)	CSMLT Trust, Series 2015-2, Class B4, 3.905%, 8/25/45 (144A)	2,287,706
2,000,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 8/10/49	1,908,328
1,382,393(d)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/57 (144A)	1,368,088
9,095,839(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	8,637,488
8,445,852(d)	EverBank Mortgage Loan Trust, Series 2018-1, Class A1, 3.5%, 2/25/48 (144A)	8,311,128
9,607,154(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 3.226% (1 Month USD LIBOR + 72 bps), 1/25/31	9,584,383
1,091,849	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	1,120,929
9,900,000	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 2.0%, 12/26/68	9,999,000
1,925,613(d)	FirstKey Mortgage Trust, Series 2014-1, Class B4, 4.013%, 11/25/44 (144A)	1,867,303
3,806,460(d)	Flagstar Mortgage Trust, Series 2017-1, Class 1A5, 3.5%, 3/25/47 (144A)	3,750,385
7,897,681(d)	Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.5%, 10/25/47 (144A)	7,768,471
12,277,405(d)	Flagstar Mortgage Trust, Series 2018-1, Class A13, 3.5%, 3/25/48 (144A)	11,789,653
18,974,305(d)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	18,096,514
6,566,260(d)	Flagstar Mortgage Trust, Series 2018-2, Class B2, 4.076%, 4/25/48 (144A)	6,541,355
8,716,266(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	8,727,729
5,645,799(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class B2, 4.518%, 5/25/48 (144A)	5,774,224
3,580,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.806% (1 Month USD LIBOR + 130 bps), 3/25/29	3,583,953
4,934,798(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 3.206% (1 Month USD LIBOR + 70 bps), 9/25/30	4,923,242
2,500,000(d)	Freddie Mac Whole Loan Securities Trust, Series 2016-SC02, Class M2, 3.607%, 10/25/46	2,338,182
3,100,000(d)	Freddie Mac Whole Loan Securities Trust, Series 2017-SC01, Class M2, 3.596%, 12/25/46 (144A)	2,743,500
4,160,000(d)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.207%, 9/25/45 (144A)	4,287,832
3,661,000(d)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.817%, 6/25/47 (144A)	3,658,360
4,536,000(d)	FREMF Mortgage Trust, Series 2015-K45, Class C, 3.591%, 4/25/48 (144A)	4,302,119
2,000,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 3.923%, 1/25/49 (144A)	1,988,502
3,935,072(c)	FRESB Mortgage Trust, Series 2017-SB39, Class A5H, 2.63% (1 Month USD LIBOR + 263 bps), 8/25/37	3,898,999
2,995,872(c)	FRESB Mortgage Trust, Series 2017-SB43, Class A5H, 2.79% (1 Month USD LIBOR + 274 bps), 10/25/37	2,982,617
189,671	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	46,770

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
772,462	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	$648,881
3,646,008	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	3,842,146
2,647,775	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	2,640,345
4,500,000	GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682%, 2/10/46 (144A)	4,479,129
3,050,000(d)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class C, 4.057%, 5/10/50	3,004,115
7,000,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	6,960,740
8,000,000	GS Mortgage Securities Trust, Series 2016-GS2, Class A3, 2.791%, 5/10/49	7,615,796
1,800,000(d)	GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/10/49 (144A)	1,498,276
3,217,534	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	3,229,134
2,500,000(c)	Home Partners of America Trust, Series 2016-2, Class E, 6.235% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,506,604
1,700,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 5.105% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,699,992
1,910,918(c)	Home Partners of America Trust, Series 2018-1, Class A, 3.355% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	1,894,820
3,700,000(c)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.937% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	3,651,506
10,144,736(d)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.173%, 5/15/48 (144A)	10,117,919
3,473,831	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	3,543,477
6,085,146(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	6,106,825
4,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	4,919,394
3,485,002(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.74%, 1/25/44 (144A)	3,458,060
1,662,284(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B5, 3.74%, 1/25/44 (144A)	1,594,983
1,675,908(d)	JP Morgan Mortgage Trust, Series 2014-2, Class B3, 3.418%, 6/25/29 (144A)	1,647,050
1,215,000(d)	JP Morgan Mortgage Trust, Series 2014-2, Class B4, 3.418%, 6/25/29 (144A)	1,123,116
1,954,455(d)	JP Morgan Mortgage Trust, Series 2014-5, Class B3, 2.985%, 10/25/29 (144A)	1,824,660
1,932,955(d)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class AM, 2.961%, 9/25/44 (144A)	1,912,551
12,063,759(d)	JP Morgan Mortgage Trust, Series 2015-4, Class AM, 3.0%, 6/25/45 (144A)	11,628,308
3,573,227(d)	JP Morgan Mortgage Trust, Series 2015-4, Class B4, 3.624%, 6/25/45 (144A)	3,134,647
2,835,143(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B1, 2.746%, 6/25/46 (144A)	2,834,729
1,951,901(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B2, 2.746%, 6/25/46 (144A)	1,925,878
2,306,389(d)	JP Morgan Mortgage Trust, Series 2016-2, Class B3, 2.746%, 6/25/46 (144A)	2,226,690
5,403,605(d)	JP Morgan Mortgage Trust, Series 2016-3, Class 1A1, 3.5%, 10/25/46 (144A)	5,301,806
3,932,536(d)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.374%, 10/25/46 (144A)	3,898,357
2,395,941(d)	JP Morgan Mortgage Trust, Series 2016-4, Class B3, 3.902%, 10/25/46 (144A)	2,375,709
2,400,453(d)	JP Morgan Mortgage Trust, Series 2016-5, Class B2, 2.648%, 12/25/46 (144A)	2,367,727
3,270,000(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	3,196,814
9,560,122(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.5%, 1/25/47 (144A)	9,399,197
12,242,129(d)	JP Morgan Mortgage Trust, Series 2017-2, Class A6, 3.0%, 5/25/47 (144A)	11,909,241
5,311,103(d)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.742%, 5/25/47 (144A)	5,183,940
4,909,178(d)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A3, 3.5%, 8/25/47 (144A)	4,816,694
12,297,088(d)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	12,090,075
3,833,927(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	3,761,892
15,087,812(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	14,900,866
14,910,544(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	14,352,611
3,953,676(d)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.176%, 10/26/48 (144A)	3,914,073
2,892,957(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B2, 3.176%, 10/26/48 (144A)	2,802,866
5,025,648(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B3, 3.176%, 10/26/48 (144A)	4,777,551
7,234,938(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A3, 3.5%, 12/25/48 (144A)	7,099,000
6,222,283(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A6, 3.0%, 12/25/48 (144A)	6,048,983
2,800,000(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A7, 3.5%, 12/25/48 (144A)	2,627,857
6,089,731(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A13, 3.5%, 12/25/48 (144A)	5,849,227
4,475,192(d)	JP Morgan Mortgage Trust, Series 2018-1, Class A13, 3.5%, 6/25/48 (144A)	4,289,432
3,946,088(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A13, 3.5%, 9/25/48 (144A)	3,781,084
5,564,221(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 9/25/48 (144A)	5,489,671
5,681,284(d)	JP Morgan Mortgage Trust, Series 2018-4, Class A13, 3.5%, 10/25/48 (144A)	5,445,233
774,559(d)	JP Morgan Mortgage Trust, Series 2018-4, Class A15, 3.5%, 10/25/48 (144A)	769,106
17,500,000(d)	JP Morgan Mortgage Trust, Series 2018-6, Class 1A7, 3.5%, 12/25/48 (144A)	16,496,090
4,170,929(d)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A2, 3.0%, 12/25/48 (144A)	4,100,056
2,317,183(d)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A3, 3.0%, 12/25/48 (144A)	2,216,980

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
2,801,307(d)	JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.0%, 2/25/49 (144A)	$2,788,474
12,215,246(d)	JP Morgan Mortgage Trust, Series 2018-9, Class A5, 4.0%, 2/25/49 (144A)	12,279,181
14,349,124(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	14,595,756
3,174,066(d)	JP Morgan Trust, Series 2015-1, Class B3, 3.303%, 12/25/44 (144A)	3,156,490
2,139,528(d)	JP Morgan Trust, Series 2015-3, Class B4, 3.678%, 5/25/45 (144A)	1,981,048
2,423,629(d)	JP Morgan Trust, Series 2015-5, Class B1, 3.161%, 5/25/45 (144A)	2,405,399
4,250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.421%, 6/15/51	4,347,110
1,669,688	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,628,036
732,033(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.5% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	708,242
8,410,000(d)	LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.128%, 4/20/48 (144A)	8,207,882
12,832,281(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A9, 3.5%, 5/25/48 (144A)	12,389,452
3,300,000(d)	Mill City Mortgage Loan Trust, Series 2017-1, Class M3, 3.25%, 11/25/58 (144A)	3,045,784
7,840,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	7,675,721
8,569,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	7,966,275
3,116,598(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class M1, 3.25%, 1/25/61 (144A)	3,017,970
3,337,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 4.864%, 2/15/47	3,422,761
2,400,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.237%, 4/15/48 (144A)	2,070,934
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,381,167
4,200,000(d)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	3,399,779
2,140,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	1,797,493
7,300,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	7,649,505
8,065,306(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	8,027,237
4,260,701(d)	NRP Mortgage Trust, Series 2013-1, Class B4, 3.315%, 7/25/43 (144A)	3,995,741
1,900,722(d)	Oaks Mortgage Trust, Series 2015-1, Class B3, 3.819%, 4/25/46 (144A)	1,874,961
2,004,000(d)	Oaks Mortgage Trust, Series 2015-1, Class B4, 3.819%, 4/25/46 (144A)	1,817,444
1,526,605(d)	Oaks Mortgage Trust, Series 2015-2, Class B3, 3.884%, 10/25/45 (144A)	1,471,955
10,891,637(d)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	10,775,830
4,760,711(d)	PMT Loan Trust, Series 2013-J1, Class B3, 3.565%, 9/25/43 (144A)	4,733,942
2,500,000	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (144A)	2,487,989
700,000	Progress Residential Trust, Series 2017-SFR1, Class C, 3.316%, 8/17/34 (144A)	689,797
2,600,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,596,558
2,073,566(d)	PSMC Trust, Series 2018-1, Class A1, 3.5%, 2/25/48 (144A)	2,058,014
3,307,228(d)	PSMC Trust, Series 2018-1, Class A3, 3.5%, 2/25/48 (144A)	3,264,985
2,259,949(d)	PSMC Trust, Series 2018-3, Class A1, 4.0%, 8/25/48 (144A)	2,270,840
2,509,568(c)	RESI Finance LP, Series 2003-C, Class B3, 3.787% (1 Month USD LIBOR + 140 bps), 9/10/35 (144A)	2,253,823
8,932,728	Seasoned Credit Risk Transfer Trust, Series 2018-1, Class MT, 3.0%, 5/25/57	8,567,549
6,811,326	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HT, 3.0%, 11/25/57	6,548,184
4,703,819	Seasoned Credit Risk Transfer Trust, Series 2018-4, Class HT, 3.0%, 11/25/57	4,520,332
4,723,834(d)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	4,489,024
4,850,917(d)	Sequoia Mortgage Trust, Series 2013-2, Class B4, 3.643%, 2/25/43	4,723,826
6,848,421(d)	Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.0%, 3/25/43	6,340,118
7,013,942(d)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	6,513,925
5,562,966(d)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	5,262,650
2,567,051(d)	Sequoia Mortgage Trust, Series 2013-4, Class B3, 3.488%, 4/25/43	2,513,865
7,723,398(d)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	7,198,141
17,355,919(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	16,673,684
2,443,269(d)	Sequoia Mortgage Trust, Series 2013-5, Class B3, 3.508%, 5/25/43 (144A)	2,385,947
11,498,929(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	10,910,064
2,279,903(d)	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.523%, 5/25/43	2,251,093
1,794,368(d)	Sequoia Mortgage Trust, Series 2013-6, Class B4, 3.523%, 5/25/43	1,733,320
4,863,550(d)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	4,529,717
5,541,143(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	5,326,025
4,556,167(d)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	4,396,523
10,973,499	Sequoia Mortgage Trust, Series 2013-9, Class A1, 3.5%, 7/25/43 (144A)	10,839,331
8,334,322(d)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	8,232,423
6,546,719(d)	Sequoia Mortgage Trust, Series 2017-1, Class A1, 3.5%, 2/25/47 (144A)	6,450,309
3,479,497(d)	Sequoia Mortgage Trust, Series 2017-3, Class A19, 3.5%, 4/25/47 (144A)	3,377,744

	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,382,795(d)	Sequoia Mortgage Trust, Series 2017-4, Class B1, 3.955%, 7/25/47 (144A)	$3,386,191
	4,337,085(d)	Sequoia Mortgage Trust, Series 2018-2, Class A1, 3.5%, 2/25/48 (144A)	4,274,299
	2,545,680(d)	Sequoia Mortgage Trust, Series 2018-2, Class A19, 3.5%, 2/25/48 (144A)	2,491,533
	2,650,203(d)	Sequoia Mortgage Trust, Series 2018-2, Class B3, 3.769%, 2/25/48 (144A)	2,566,744
	5,772,655(d)	Sequoia Mortgage Trust, Series 2018-3, Class A19, 3.5%, 3/25/48 (144A)	5,637,531
	3,083,613(d)	Sequoia Mortgage Trust, Series 2018-7, Class A1, 4.0%, 9/25/48 (144A)	3,090,764
	2,729,119(d)	Sequoia Mortgage Trust, Series 2018-7, Class A19, 4.0%, 9/25/48 (144A)	2,733,592
	1,880,998(d)	Sequoia Mortgage Trust, Series 2018-CH1, Class A19, 4.0%, 2/25/48 (144A)	1,890,841
	3,087,648(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	3,143,607
	6,969,482(d)	Sequoia Mortgage Trust, Series 2018-CH4, Class B1B, 4.971%, 10/25/48 (144A)	7,360,127
	3,408,160(d)	Shellpoint Co-Originator Trust, Series 2016-1, Class B2, 3.627%, 11/25/46 (144A)	3,341,158
	1,883,482(d)	Shellpoint Co-Originator Trust, Series 2016-1, Class B3, 3.627%, 11/25/46 (144A)	1,827,984
	8,925,596(d)	Shellpoint Co-Originator Trust, Series 2017-1, Class A19, 3.5%, 4/25/47 (144A)	8,694,356
	2,020,462(d)	Shellpoint Co-Originator Trust, Series 2017-1, Class B3, 3.683%, 4/25/47 (144A)	1,918,939
	4,733,304(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	4,748,450
	7,095,699(d)	TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A1, 3.5%, 7/25/48 (144A)	6,954,965
	1,676,727(d)	TIAA Bank Mortgage Loan Trust, Series 2018-3, Class A19, 4.0%, 11/25/48 (144A)	1,634,965
	7,313,568	Toro Mortgage Funding Trust, Series 2017-RJ1, 4.0%, 4/25/74 (144A)	7,224,434
	9,017,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	9,180,317
	9,375,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	9,355,123
	7,350,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	7,278,372
	8,200,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	8,023,286
	13,830,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	13,578,695
	15,340,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	14,915,449
	5,000,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	4,743,378
	67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.329%, 3/15/51	2,035,650
	2,274,000(d)	Velocity Commercial Capital Loan Trust, Series 2015-1, Class M2, 5.88%, 6/25/45 (144A)	2,339,246
	3,137,548	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	3,131,214
	7,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	7,041,523
	4,700,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374%, 12/15/59	4,606,752
	3,370,381(d)	Wells Fargo Mortgage Backed Securities, Series 2018-1, Class A17, 3.5%, 7/25/47 (144A)	3,284,853
	838,031(d)	WinWater Mortgage Loan Trust, Series 2015-1, Class B4, 3.908%, 1/20/45 (144A)	780,388
	1,838,752(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.912%, 2/20/45 (144A)	1,664,398
	1,150,938(d)	WinWater Mortgage Loan Trust, Series 2015-3, Class B4, 3.903%, 3/20/45 (144A)	1,097,696
	1,579,786(d)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.757%, 6/20/45 (144A)	1,497,562
	3,267,455(d)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	3,221,162
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $1,150,425,592)	$1,138,374,242
		CONVERTIBLE CORPORATE BONDS - 0.5% of Net Assets
		Biotechnology - 0.3%
	2,830,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$2,257,449
	6,373,000	Insmed, Inc., 1.75%, 1/15/25	4,539,156
	5,666,000	Medicines Co., 2.75%, 7/15/23	4,270,152
	2,330,000	Medicines Co., 3.5%, 1/15/24 (144A)	2,301,437
		Total Biotechnology	$13,368,194
		Engineering & Construction - 0.0%†
	1,181,000	Dycom Industries, Inc., 0.75%, 9/15/21	$1,096,531
		Total Engineering & Construction	$1,096,531
		Healthcare-Products - 0.1%
	4,647,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	$4,732,235
		Total Healthcare-Products	$4,732,235
		Mining - 0.0%†
IDR	15,039,758,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$104,588
		Total Mining	$104,588

	Principal
	Amount
	USD ($)		Value
		Software - 0.1%
	3,780,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$3,635,676
		Total Software	$3,635,676
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $25,469,196)	$22,937,224
		CORPORATE BONDS - 33.5% of Net Assets
		Aerospace & Defense - 0.6%
	5,025,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	$5,188,363
	2,888,000	Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)	2,685,840
	15,170,000	Rockwell Collins, Inc., 3.2%, 3/15/24	14,608,869
	2,530,000	United Technologies Corp., 4.125%, 11/16/28	2,506,474
		Total Aerospace & Defense	$24,989,546
		Agriculture - 0.4%
	3,500,000	JBS Investments II GmbH, 7.0%, 1/15/26 (144A)	$3,430,000
	13,728,000	Reynolds American, Inc., 4.45%, 6/12/25	13,237,014
		Total Agriculture	$16,667,014
		Airlines - 0.4%
	3,400,000	Delta Air Lines, Inc., 2.875%, 3/13/20	$3,377,413
	3,041,255	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	3,060,263
	13,778,149	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	13,261,468
		Total Airlines	$19,699,144
		Auto Manufacturers - 0.8%
	15,325,000	Ford Motor Co., 4.346%, 12/8/26	$13,651,597
	15,110,000	General Motors Co., 6.6%, 4/1/36	14,709,629
	8,670,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	8,547,408
		Total Auto Manufacturers	$36,908,634
		Auto Parts & Equipment - 0.0%†
	1,950,000	Meritor, Inc., 6.25%, 2/15/24	$1,862,250
		Total Auto Parts & Equipment	$1,862,250
		Banks - 5.8%
	5,000,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$5,094,450
	6,400,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	6,720,064
	8,210,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	8,714,997
ARS	78,000,000(c)	Banco de la Ciudad de Buenos Aires, 0.0% (BADLARPP + 399 bps), 12/5/22	1,917,736
	7,405,000	Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23 (144A)	7,064,444
	2,915,000(d)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	2,783,854
	9,150,000(b)(d)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	8,801,568
	11,650,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	12,086,875
	13,754,000(b)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	14,011,887
	11,400,000	BPCE SA, 4.875%, 4/1/26 (144A)	11,230,345
	4,150,000	Cooperatieve Rabobank UA, 3.75%, 7/21/26	3,889,116
	13,852,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	13,678,850
	14,300,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	14,195,677
	2,400,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	2,094,000
	7,000,000(d)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	7,152,257
	4,400,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	3,762,000
	10,027,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	9,399,035
	7,240,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	6,967,692
	3,100,000(c)	HSBC Holdings Plc, 3.64% (3 Month USD LIBOR + 100 bps), 5/18/24	3,018,892
	13,299,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	12,321,524
	8,750,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	8,226,652
EUR	1,395,000(b)(d)	Lloyds Banking Group Plc, 6.375% (5 Year EUR Swap Rate + 529 bps)	1,578,067
	3,025,000(b)(d)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	2,919,730
	13,200,000	Morgan Stanley, 4.1%, 5/22/23	13,219,065
	4,400,000	Morgan Stanley, 4.875%, 11/1/22	4,534,167
	17,800,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	17,891,076
	3,895,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	3,640,135
	14,375,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	14,878,125
	13,575,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	13,218,656
	3,000,000(d)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,561,640
	16,775,000	UBS AG, 7.625%, 8/17/22	17,865,375
	6,621,000(b)(d)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	6,714,542
	2,200,000	Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)	2,192,916
	660,000(b)(d)	Wachovia Capital Trust III, 5.57% (3 Month USD LIBOR + 93 bps)	596,970
		Total Banks	$264,942,379
		Beverages - 0.3%
	8,715,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$7,867,607
	4,650,000	Pernod Ricard SA, 4.45%, 1/15/22 (144A)	4,742,783
		Total Beverages	$12,610,390
		Biotechnology - 0.5%
	13,560,000	Biogen, Inc., 5.2%, 9/15/45	$14,000,979
	9,910,000	Celgene Corp., 4.55%, 2/20/48	8,587,957
		Total Biotechnology	$22,588,936
		Building Materials - 0.5%
	1,790,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$1,881,738

	Principal
	Amount
	USD ($)		Value
		Building Materials - (continued)
	9,445,000	Owens Corning, 3.4%, 8/15/26	$8,625,096
	5,975,000	Owens Corning, 4.2%, 12/1/24	5,927,488
	9,250,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	8,683,438
		Total Building Materials	$25,117,760
		Chemicals - 0.6%
	4,600,000	Braskem Netherlands Finance BV, 3.5%, 1/10/23 (144A)	$4,360,846
	4,700,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28 (144A)	4,344,022
	2,262,000	CF Industries, Inc., 4.95%, 6/1/43	1,753,050
	9,410,000	DowDuPont, Inc., 4.205%, 11/15/23	9,618,429
	4,005,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	3,604,500
	1,338,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,210,890
	4,975,000	SASOL Financing USA LLC, 5.875%, 3/27/24	4,964,504
		Total Chemicals	$29,856,241
		Commercial Services - 0.6%
	3,800,000	Brink's Co., 4.625%, 10/15/27 (144A)	$3,458,000
MXN	87,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	4,032,929
	4,600,000	United Rentals North America, Inc., 4.625%, 10/15/25	4,105,500
	4,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	4,036,500
	9,412,000	Verisk Analytics, Inc., 5.5%, 6/15/45	9,527,258
		Total Commercial Services	$25,160,187
		Computers - 0.1%
	5,060,000	NCR Corp., 6.375%, 12/15/23	$4,903,140
		Total Computers	$4,903,140
		Diversified Financial Services - 1.1%
	12,855,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$13,233,453
	14,840,000	Capital One Financial Corp., 4.25%, 4/30/25	14,730,014
	6,250,000^(e)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	7,888,771
	7,150,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	7,034,857
	1,263,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	1,231,425
	4,695,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	4,601,100
		Total Diversified Financial Services	$48,719,620
		Electric - 1.2%
	3,007,000	Calpine Corp., 5.75%, 1/15/25	$2,751,405
	1,250,000	Edison International, 2.4%, 9/15/22	1,178,730
	4,670,000(b)(d)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	4,413,150
	5,655,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	5,768,100
	6,600,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	6,269,472
	1,750,000	Israel Electric Corp., Ltd., 5.0%, 11/12/24 (144A)	1,762,740
	928,564	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	944,908
	10,070,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	9,609,251
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	2,079,040
	1,900,000	NRG Energy, Inc., 6.625%, 1/15/27	1,914,250
	11,460,000	Sempra Energy, 3.4%, 2/1/28	10,470,988
	9,876,000(b)(d)	Southern California Edison Co., 6.25% (3 Month USD LIBOR + 420 bps)	9,406,890
		Total Electric	$56,568,924
		Electrical Components & Equipment - 0.3%
EUR	1,880,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$2,008,264
EUR	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	8,189,683
EUR	2,700,000	Belden, Inc., 3.875%, 3/15/28 (144A)	2,822,349
		Total Electrical Components & Equipment	$13,020,296
		Electronics - 0.7%
	15,741,000	Amphenol Corp., 3.2%, 4/1/24	$15,263,110
	15,200,000	Flex, Ltd., 5.0%, 2/15/23	15,207,374
		Total Electronics	$30,470,484
		Energy-Alternate Sources - 0.1%
	951,426	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$1,032,781
	2,750,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	2,564,375
		Total Energy-Alternate Sources	$3,597,156
		Entertainment - 0.2%
	8,470,000	Scientific Games International, Inc., 10.0%, 12/1/22	$8,597,050
		Total Entertainment	$8,597,050
		Food - 0.3%
	620,000(g)	CFG Investment SAC, 9.75%, 7/30/19 (144A)	$616,900
	2,250,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	2,193,750
	9,208,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	8,010,960
	3,325,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	3,096,406
	3,150,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	3,010,467
		Total Food	$16,928,483
		Forest Products & Paper - 0.2%
	10,035,000	International Paper Co., 6.0%, 11/15/41	$10,571,083
		Total Forest Products & Paper	$10,571,083
		Gas - 0.2%
	4,040,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$3,853,969
	1,965,000	Nakilat, Inc., 6.067%, 12/31/33 (144A)	2,133,558
	3,342,730	Nakilat, Inc., 6.267%, 12/31/33 (144A)	3,660,957
		Total Gas	$9,648,484

Principal
Amount
USD ($)		Value
	Healthcare-Products - 0.3%
4,278,000	Abbott Laboratories, 3.75%, 11/30/26	$4,224,938
1,277,000	Agiliti Health, Inc., 7.625%, 8/15/20	1,267,422
12,190,000	Boston Scientific Corp., 4.0%, 3/1/28	11,832,003
	Total Healthcare-Products	$17,324,363
	Healthcare-Services - 1.0%
7,972,000	Anthem, Inc., 3.35%, 12/1/24	$7,766,285
5,456,000	Anthem, Inc., 3.65%, 12/1/27	5,212,808
1,380,000	Anthem, Inc., 4.101%, 3/1/28	1,352,588
5,850,000	Centene Corp., 5.625%, 2/15/21	5,864,625
6,505,000	Cigna Corp., 4.375%, 10/15/28 (144A)	6,541,304
2,400,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	2,352,000
10,215,000	Molina Healthcare, Inc., 5.375%, 11/15/22	9,857,475
2,415,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,439,150
	Total Healthcare-Services	$41,386,235
	Home Builders - 0.6%
5,985,000	KB Home, 7.625%, 5/15/23	$6,059,812
1,500,000	KB Home, 8.0%, 3/15/20	1,548,750
4,765,000	Lennar Corp., 4.75%, 11/29/27	4,300,413
5,230,000	Lennar Corp., 5.375%, 10/1/22	5,216,925
3,270,000	Meritage Homes Corp., 6.0%, 6/1/25	3,081,975
2,685,000	Meritage Homes Corp., 7.0%, 4/1/22	2,752,125
3,270,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	3,057,450
	Total Home Builders	$26,017,450
	Insurance - 2.4%
10,060,000	AXA SA, 8.6%, 12/15/30	$12,445,125
7,485,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	7,834,315
11,760,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	10,395,405
16,401,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	22,136,440
3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)	4,615,692
12,275,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	11,764,635
5,650,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	5,425,759
10,860,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	10,764,974
4,800,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	4,665,611
3,500,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	3,349,937
5,285,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	5,480,125
872,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	1,133,787
9,290,000	Torchmark Corp., 4.55%, 9/15/28	9,439,058
	Total Insurance	$109,450,863
	Internet - 0.9%
11,575,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$10,702,924
15,200,000	Booking Holdings, Inc., 3.55%, 3/15/28	14,318,848
7,725,000	Expedia Group, Inc., 3.8%, 2/15/28	7,005,291
9,810,000	Expedia Group, Inc., 4.5%, 8/15/24	9,822,541
	Total Internet	$41,849,604
	Investment Companies - 0.3%
11,820,000	MDC-GMTN BV, 5.5%, 3/1/22 (144A)	$12,423,813
	Total Investment Companies	$12,423,813
	Iron & Steel - 0.1%
3,570,000	United States Steel Corp., 6.25%, 3/15/26	$3,123,750
	Total Iron & Steel	$3,123,750
	Leisure Time - 0.2%
12,292,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$11,339,370
	Total Leisure Time	$11,339,370
	Media - 0.5%
6,575,000	Comcast Corp., 4.25%, 10/15/30	$6,649,348
6,225,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	5,867,062
1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,250,850
3,945,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	3,688,575
6,439,000	Sky, Ltd., 3.75%, 9/16/24 (144A)	6,415,393
	Total Media	$23,871,228
	Mining - 0.7%
1,650,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,493,018
3,500,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	3,352,049
8,500,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	8,348,816
4,075,000	Fresnillo Plc, 5.5%, 11/13/23 (144A)	4,141,260
3,775,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	2,642,500
3,550,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	2,662,500
6,360,000	Vedanta Resources Plc, 6.125%, 8/9/24 (144A)	5,272,357
	Total Mining	$27,912,500
	Multi-National - 0.3%
2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$2,676,159
8,615,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	8,747,929
	Total Multi-National	$11,424,088
	Oil & Gas - 1.7%
2,350,000	Antero Resources Corp., 5.625%, 6/1/23	$2,232,500
7,108,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	5,935,180

	Principal
	Amount
	USD ($)		Value
		Oil & Gas - (continued)
	10,685,000	Continental Resources, Inc., 4.375%, 1/15/28	$10,052,039
	9,480,000	Marathon Petroleum Corp., 5.375%, 10/1/22 (144A)	9,561,694
	1,075,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,091,125
	1,840,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,706,600
	6,125,000	Newfield Exploration Co., 5.625%, 7/1/24	6,201,563
	3,550,000	Nostrum Oil & Gas Finance BV, 7.0%, 2/16/25 (144A)	2,169,299
	5,020,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	3,368,520
	3,620,000	Oasis Petroleum, Inc., 6.25%, 5/1/26 (144A)	3,040,800
	3,605,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	3,262,525
	3,160,000	Petrobras Global Finance BV, 7.375%, 1/17/27	3,246,900
	4,215,000	Sanchez Energy Corp., 6.125%, 1/15/23	758,700
	10,067,000	Valero Energy Corp., 6.625%, 6/15/37	11,029,777
	3,740,000	Whiting Petroleum Corp., 6.625%, 1/15/26	3,207,050
	5,150,000	WPX Energy, Inc., 5.25%, 9/15/24	4,660,750
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	3,276,300
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)	381,330
		Total Oil & Gas	$75,182,652
		Packaging & Containers - 0.1%
EUR	2,055,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)	$2,461,452
		Total Packaging & Containers	$2,461,452
		Pharmaceuticals - 2.2%
	13,065,000	AbbVie, Inc., 4.875%, 11/14/48	$12,189,579
EUR	2,605,000	Allergan Funding SCS, 2.625%, 11/15/28	3,019,078
EUR	8,000,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	8,643,129
EUR	2,805,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	3,030,497
	5,390,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,245,876
	15,171,000	Cardinal Health, Inc., 3.079%, 6/15/24	14,246,441
	9,545,000	CVS Health Corp., 4.1%, 3/25/25	9,449,763
	4,780,095	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	5,025,427
	796,379	CVS Pass-Through Trust, 6.036%, 12/10/28	847,834
	955,864	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	1,156,017
	3,684,000	Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/23 (144A)	2,799,840
	660,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	636,900
	9,160,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	8,476,462
	10,968,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	9,953,851
	14,849,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	14,037,013
		Total Pharmaceuticals	$98,757,707
		Pipelines - 4.1%
	7,115,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	$6,634,737
	2,905,000	DCP Midstream Operating LP, 3.875%, 3/15/23	2,723,438
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44	4,753,175
	8,470,000	Enable Midstream Partners LP, 3.9%, 5/15/24	8,124,731
	7,140,000	Enable Midstream Partners LP, 4.4%, 3/15/27	6,666,902
	5,155,000	Enable Midstream Partners LP, 4.95%, 5/15/28	4,879,826
	4,899,000	Energy Transfer LP, 5.5%, 6/1/27	4,776,525
	5,845,000	Energy Transfer LP, 5.875%, 1/15/24	5,947,288
	5,730,000	Energy Transfer Operating LP, 6.0%, 6/15/48	5,579,944
	11,325,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	9,158,819
	14,573,000	Kinder Morgan, Inc., 5.05%, 2/15/46	13,307,141
	6,355,000	Kinder Morgan, Inc., 5.55%, 6/1/45	6,293,796
	2,400,000	MPLX LP, 4.125%, 3/1/27	2,285,073
	17,410,000	MPLX LP, 4.875%, 12/1/24	17,722,176
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,079,904
	4,010,000	ONEOK, Inc., 7.5%, 9/1/23	4,556,484
	14,850,000	Phillips 66 Partners LP, 3.75%, 3/1/28	13,714,797
	7,260,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	7,284,247
	4,525,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	4,100,583
	3,715,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	3,588,990
	9,220,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19	9,139,325
	2,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	2,058,875
	10,494,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	9,907,658
	5,253,000	Williams Cos., Inc., 5.75%, 6/24/44	5,279,419
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31	9,758,616
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	10,497,184
		Total Pipelines	$189,819,653
		REITS - 1.8%
	11,010,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$11,334,241
	2,825,000	Duke Realty LP, 3.25%, 6/30/26	2,686,852
	12,440,000	Essex Portfolio LP, 3.625%, 5/1/27	11,990,934
	10,165,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	9,554,195
	5,895,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	5,612,885
	10,831,000	Highwoods Realty LP, 3.625%, 1/15/23	10,703,266
	4,185,000	Highwoods Realty LP, 4.125%, 3/15/28	4,094,691
	770,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	755,878
	10,050,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	9,971,258
	10,535,000	UDR, Inc., 3.5%, 1/15/28	9,977,486

	Principal
	Amount
	USD ($)		Value
		REITS - (continued)
	5,900,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	$5,339,500
		Total REITS	$82,021,186
		Retail - 0.2%
	8,975,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$8,379,724
		Total Retail	$8,379,724
		Software - 0.3%
	5,651,000	Fiserv, Inc., 3.8%, 10/1/23	$5,686,191
EUR	6,700,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	7,263,411
		Total Software	$12,949,602
		Sovereign - 0.1%
	5,570,000	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	$5,305,425
		Total Sovereign	$5,305,425
		Telecommunications - 0.7%
	1,425,000	Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$1,401,302
	1,325,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	894,375
	9,600,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	8,616,000
	982,000	Frontier Communications Corp., 8.75%, 4/15/22	621,115
	6,850,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	6,664,201
	4,375,000	Sprint Corp., 7.25%, 9/15/21	4,477,813
	4,505,000	Sprint Corp., 7.625%, 3/1/26	4,448,688
	4,000,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.738%, 3/20/25 (144A)	3,925,000
	3,250,000	Windstream Services LLC/Windstream Finance Corp., 6.375%, 8/1/23	1,291,875
		Total Telecommunications	$32,340,369
		Transportation - 0.0%†
	3,385,344(g)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	$84,634
		Total Transportation	$84,634
		Trucking & Leasing - 0.1%
	2,080,000	Fly Leasing, Ltd., 5.25%, 10/15/24	$1,877,200
	1,000,000	Fly Leasing, Ltd., 6.375%, 10/15/21	997,500
	5,595,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	5,532,541
		Total Trucking & Leasing	$8,407,241
		TOTAL CORPORATE BONDS
		(Cost $1,575,156,256)	$1,525,260,110
		FOREIGN GOVERNMENT BONDS - 2.4% of Net Assets
		Argentina - 0.5%
	2,050,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$1,510,850
	4,090,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	3,277,112
	8,500,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	7,225,000
	1,572,486	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	1,541,036
	2,315,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	1,915,662
	6,680,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	5,527,767
		Total Argentina	$20,997,427
		Bahrain - 0.1%
	5,010,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$5,000,381
		Total Bahrain	$5,000,381
		Ivory Coast - 0.1%
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	$2,072,000
		Total Ivory Coast	$2,072,000
		Mexico - 0.7%
MXN	176,043,000	Mexican Bonos, 6.5%, 6/9/22	$8,413,173
MXN	46,890,000	Mexican Bonos, 7.5%, 6/3/27	2,217,709
MXN	454,740,500	Mexican Bonos, 8.0%, 12/7/23	22,600,168
		Total Mexico	$33,231,050
		Nigeria - 0.2%
	10,915,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$10,794,040
		Total Nigeria	$10,794,040
		Norway - 0.2%
NOK	63,500,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$7,534,642
		Total Norway	$7,534,642
		Oman - 0.1%
	7,369,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	$6,487,491
		Total Oman	$6,487,491
		Russia - 0.0%†
RUB	25,000	Russian Federal Bond - OFZ, 7.6%, 7/20/22	$354
		Total Russia	$354
		Sri Lanka - 0.1%
	3,725,000	Sri Lanka Government International Bond, 5.75%, 4/18/23 (144A)	$3,427,708
		Total Sri Lanka	$3,427,708
		Uruguay - 0.4%
UYU	313,503,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$8,218,274
UYU	335,025,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	10,203,151
		Total Uruguay	$18,421,425
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $129,625,625)	$107,966,518

	Principal
	Amount
	USD ($)		Value
		INSURANCE-LINKED SECURITIES - 4.8% of Net Assets
		Catastrophe Linked Bonds - 1.7%
		Earthquakes - California - 0.3%
	3,150,000(c)	Golden State Re II, 4.637% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A)	$3,150,000
	5,000,000(c)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	4,931,500
	2,550,000(c)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A)	2,493,900
	2,000,000(c)	Ursa Re, 8.452% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	1,970,000
			$12,545,400
		Earthquakes - Chile - 0.0%†
	1,950,000(c)	International Bank for Reconstruction & Development, 4.916% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,938,495
		Earthquakes - Colombia - 0.0%†
	1,550,000(c)	International Bank for Reconstruction & Development, 5.416% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,534,965
		Earthquakes - Mexico - 0.0%†
	1,350,000(c)	International Bank for Reconstruction & Development, 4.916% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,338,660
		Earthquakes - U.S. - 0.0%†
	650,000(c)	Acorn Re, 4.986% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$640,510
		Health - U.S. - 0.1%
	1,200,000(c)	Vitality Re V, 4.202% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A)	$1,200,000
	2,900,000(c)	Vitality Re VII, 4.602% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	2,911,020
			$4,111,020
		Hurricane - Gulf Region - 0.1%
	4,700,000(c)	Alamo Re, 6.832% (3 Month U.S. Treasury Bill + 439 bps), 6/7/19 (144A)	$4,707,050
		Multiperil - Europe - 0.0%†
EUR	1,500,000(c)	Lion II Re, DAC, 3.17% (3 Month EURIBOR + 317 bps), 7/15/21 (144A)	$1,709,218
		Multiperil - U.S. - 0.6%
	2,250,000(c)	Bowline Re, 6.945% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$2,181,375
	2,500,000(c)	Kilimanjaro Re, 6.858% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A)	2,416,000
	4,850,000(c)	Kilimanjaro Re, 9.195% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	4,834,965
	3,400,000(c)	Kilimanjaro Re, 11.695% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	3,378,920
	3,500,000(c)	Kilimanjaro II Re, 8.293% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A)	3,470,950
	4,500,000(c)	Kilimanjaro II Re, 9.713% (6 Month USD LIBOR + 714 bps), 4/20/21 (144A)	4,457,250
	1,650,000+(c)	Panthera Re, 5.945% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	1,673,430
	3,000,000(c)	Residential Reinsurance 2016, 6.272% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	2,985,900
	3,150,000(c)	Sanders Re, 5.644% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	3,101,490
			$28,500,280
		Multiperil - U.S. Regional - 0.1%
	750,000(c)	First Coast Re, 6.298% (3 Month U.S. Treasury Bill + 382 bps), 6/7/19 (144A)	$750,750
	2,600,000(c)	Longpoint Re III, 5.195% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	2,582,060
			$3,332,810
		Multiperil - Worldwide - 0.3%
	2,000,000(c)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A)	$1,980,400
	2,000,000(c)	Galilei Re, 7.65% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A)	1,959,600
	1,900,000(c)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A)	1,880,430
	2,500,000(c)	Galilei Re, 8.73% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A)	2,449,500
	900,000+(h)	Sector Re V, 12/1/23 (144A)	905,622
	3,000,000+(h)	Sector Re V, 12/1/23 (144A)	3,018,739
			$12,194,291
		Pandemic - Worldwide - 0.1%
	2,400,000	International Bank for Reconstruction & Development, 9.067% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$2,406,720
		Windstorm - Florida - 0.0%†
	1,800,000(c)	Casablanca Re, 6.415% (6 Month USD LIBOR + 393 bps), 6/4/20 (144A)	$1,817,100
		Windstorm - Texas - 0.1%
	2,400,000(c)	Alamo Re, 7.292% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	$2,387,040
		Windstorm - U.S. Multistate - 0.0%†
	1,000,000(c)	Citrus Re, 2.942% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$935,000
		Total Catastrophe Linked Bonds	$80,098,559
		Collateralized Reinsurance - 0.8%
		Earthquakes - California - 0.2%
	2,250,000+(i)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	$2,250,000
	5,300,000+(i)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	5,300,000
			$7,550,000
		Hurricane - U.S. - 0.0%†
	600,000+(i)	Oakmont Re 2018-2, Variable Rate Notes, 4/30/19	$13,560
		Multiperil - U.S. - 0.0%†
	3,900,000+(i)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	$597,480

Principal
Amount
USD ($)		Value
	Multiperil - U.S. Regional - 0.0%†
1,250,000+(i)	EC0012 Re, Variable Rate Notes, 6/15/19	$1,220,000
	Multiperil - Worldwide - 0.4%
2,302,789+(i)	Clarendon Re 2018, Variable Rate Notes, 1/15/19	$2,050,222
6,147,969+(i)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	5,545,468
250,000+(i)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	287,125
1,850,000+(i)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	2,124,725
1,000,000+(i)	Merion Re 2018-1, Variable Rate Notes, 12/31/21	1,003,509
2,000,000+(i)	Old Head Re 2018, Variable Rate Notes, 12/31/21	2,016,800
1,700,000+(i)	Resilience Re, Variable Rate Notes, 4/8/19	1,720,740
2,400,000+(i)	Resilience Re, Variable Rate Notes, 4/8/19	2,418,960
4,500,000+(i)	Resilience Re, Variable Rate Notes, 5/1/19	45,000
850,864+(i)	Seminole Re 2018, Variable Rate Notes, 1/15/19	756,163
608,616+(i)	Walton Health Re 2018, Variable Rate Notes, 6/15/19	304,308
		$18,273,020
	Windstorm - Florida - 0.1%
1,750,000+(i)	Formby Re 2018, Variable Rate Notes, 6/15/19	$1,757,937
598,118+(i)	Formby Re 2018-2, Variable Rate Notes, 3/31/19	611,277
2,200,000+(i)	Portrush Re 2017, Variable Rate Notes, 6/15/19	1,752,960
		$4,122,174
	Windstorm - U.S. Regional - 0.1%
1,263,877+(i)	Hillside Re 2018, Variable Rate Notes, 7/1/19	$22,118
1,250,000+(i)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	14,375
1,087,740+(i)	Oakmont Re 2018, Variable Rate Notes, 4/15/19	1,014,535
2,800,000+(i)	Promissum Re 2018, Variable Rate Notes, 6/15/19	2,800,000
250,000+(i)	Resilience Re, Variable Rate Notes, 6/15/19	258,850
		$4,109,878
	Total Collateralized Reinsurance	$35,886,112
	Industry Loss Warranties - 0.2%
	Multiperil - U.S. - 0.2%
3,193,100+(i)	Cypress Re 2018, Variable Rate Notes, 4/15/19	$2,985,229
1,244,707+(i)	Laytown Re, Variable Rate Notes, 4/15/19	1,210,104
6,411,700+(i)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	6,038,539
	Total Industry Loss Warranties	$10,233,872
	Reinsurance Sidecars - 2.1%
	Multiperil - U.S. - 0.4%
11,480,000+(i)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	$36,736
10,280,000+(i)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	277,560
10,188,000+(i)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	2,589,790
3,000,000+(i)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	2,908,425
2,800,000+(i)	Castle Stuart Re 2018, Variable Rate Notes, 12/1/21	2,361,520
3,000,000+(i)	Harambee Re 2018, Variable Rate Notes, 12/31/21	2,704,500
2,913,953+(i)	Harambee Re 2019, Variable Rate Notes, 12/31/22	2,913,953
3,554,000+(i)	Prestwick Re 2015-1, Variable Rate Notes, 7/1/19	60,418
2,500,014+(i)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	1,801,002
		$15,653,904
	Multiperil - Worldwide - 1.7%
1,100,000+(i)	Alturas Re 2019-1, Variable Rate Notes, 3/10/23	$1,100,000
2,750,000+(i)	Alturas Re 2019-2, Variable Rate Notes, 3/10/22	2,750,000
2,133,500+(i)	Arlington Re 2015, Variable Rate Notes, 2/1/19	103,688
1,904,000+(i)	Arlington Re 2016, Variable Rate Notes, 2/28/19	248,472
3,605,000+(i)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	119,326
13,924,181+(i)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	13,240,907
1,750,000+(i)	Blue Lotus Re, Variable Rate Notes, 12/31/21	1,841,000
1,550,000+(i)	Eden Re II, Variable Rate Notes, 3/22/21	307,210
3,100,000+(i)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	3,282,280
4,650,000+(i)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	4,920,630
6,500,000+(i)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	403,000
1,500,000+(i)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	1,507,650
2,737,878+(i)	Gullane Re 2018, Variable Rate Notes, 12/31/21	2,381,954
3,000,000+(i)	Limestone Re 2018, Variable Rate Notes, 3/1/22	3,060,900
500,000+(i)	Lion Rock Re 2019, Variable Rate Notes, 1/31/20	500,000
4,000,000+(i)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	580,400
6,000,000+(i)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	4,262,400
4,000,000+(i)	Madison Re 2016, Variable Rate Notes, 3/31/19	111,200
3,000,000+(i)	Madison Re 2017, Variable Rate Notes, 12/31/19	791,700
2,500,000+(i)	Madison Re 2018, Variable Rate Notes, 12/31/21	2,594,750
8,500,000+(i)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	8,289,795
15,300,000+(i)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	27,540
14,520,000+(i)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	34,848
14,000,000+(i)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	68,600
6,150,000+(i)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	33,210
6,000,000+(i)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	–
4,750,000+(i)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	4,170,500
7,100,000+(i)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	6,058,430
600,000+(i)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	578,262

Principal
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
750,000+(i)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	$ 722,827
1,000,000+(i)	Sector Re V, Series 8, Class F, Variable Rate Notes, 3/1/23 (144A)	1,040,157
2,499,986+(i)	Sector Re V, Series 8, Class G, Variable Rate Notes, 3/1/23 (144A)	2,600,379
3,000,000+(i)	Silverton Re, Variable Rate Notes, 9/16/19 (144A)	122,400
5,855,000+(i)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	396,969
2,606,976+(i)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	256,526
1,000,000+(i)	Thopas Re 2018, Variable Rate Notes, 12/31/21	886,600
2,373,002+(i)	Thopas Re 2019, Variable Rate Notes, 12/31/22	2,373,002
823,848+(i)	Versutus Re 2019-B, Variable Rate Notes, 12/31/21	823,848
14,121,000+(i)	Versutus Re, Variable Rate Notes, 11/30/20	66,369
5,750,000+(i)	Versutus Re, Variable Rate Notes, 11/30/21	2,875
3,000,000+(i)	Versutus Re, Variable Rate Notes, 12/31/21	2,962,500
1,250,000+(i)	Viribus Re 2018, Variable Rate Notes, 12/31/21	1,162,500
1,826,168+(i)	Woburn Re 2018, Variable Rate Notes, 12/31/21	1,424,411
		$78,210,015
	Total Reinsurance Sidecars	$93,863,919
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $227,887,428)	$220,082,462
	MUNICIPAL BONDS - 2.4% of Net Assets(j)
	Municipal General - 0.5%
17,600,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 3.985%, 1/1/29	$18,135,744
4,480,000	JobsOhio Beverage System, Ohio Taxable Senior Lien, Series B, 4.532%, 1/1/35	4,781,190
	Total Municipal General	$22,916,934
	Municipal General Obligation - 0.8%
20,165,000(k)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	$21,588,851
13,525,000(g)(k)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	7,269,687
2,870,000(k)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	3,133,208
	Total Municipal General Obligation	$31,991,746
	Municipal Higher Education - 0.7%
2,300,000	Amherst College, 3.794%, 11/1/42	$2,237,967
4,550,000	Baylor University, Series A, 4.313%, 3/1/42	4,632,537
5,155,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	6,683,509
2,840,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	3,631,054
3,585,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	4,686,814
9,860,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	10,187,944
	Total Municipal Higher Education	$32,059,825
	Municipal Medical - 0.2%
5,730,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	$5,768,849
2,040,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	2,110,155
3,500,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	3,544,905
	Total Municipal Medical	$11,423,909
	Municipal Transportation - 0.1%
2,830,000	Central Florida Expressway Authority, Senior Lien, 5.0%, 7/1/38	$3,190,570
2,620,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	2,665,614
	Total Municipal Transportation	$5,856,184
	Municipal Water - 0.1%
2,880,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	$3,056,688
2,915,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	3,026,091
	Total Municipal Water	$6,082,779
	TOTAL MUNICIPAL BONDS
	(Cost $113,188,055)	$110,331,377
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.6% of Net Assets*(c)
	Aerospace & Defense - 0.1%
1,070,428	American Airlines, Inc., 2017 Class B Term Loan, 4.455% (LIBOR + 200 bps), 12/14/23	$1,020,921
945,656	United Airlines, Inc., Refinanced Term Loan, 4.272% (LIBOR + 175 bps), 4/1/24	931,471
	Total Aerospace & Defense	$1,952,392
	Automobile - 0.4%
2,159,625	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.752% (LIBOR + 225 bps), 4/6/24	$2,056,503
2,155,229	Bombardier Recreational Products, Inc., Term B Loan, 4.52% (LIBOR + 200 bps), 5/23/25	2,089,673
4,607,265	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.129% (LIBOR + 275 bps), 11/8/23	4,178,213
3,308,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.455% (LIBOR + 200 bps), 3/3/25	3,171,038
2,589,596	Navistar, Inc., Tranche B Term Loan, 5.89% (LIBOR + 350 bps), 11/6/24	2,492,487
4,767,327	TI Group Automotive Systems LLC, Initial US Term Loan, 5.022% (LIBOR + 250 bps), 6/30/22	4,558,756
	Total Automobile	$18,546,670
	Beverage, Food & Tobacco - 0.1%
488,815	Albertson's LLC, 2017-1 Term B-5 Loan, 5.822% (LIBOR + 300 bps), 12/21/22	$485,516
1,368,552	Albertson's LLC, 2017-1 Term B-6 Loan, 5.691% (LIBOR + 300 bps), 6/22/23	1,307,994
1,172,618	Albertson's LLC, 2018 Term B-7 Loan, 5.522% (LIBOR + 300 bps), 11/17/25	1,109,590
4,895,558	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 5.26% (LIBOR + 250 bps), 10/30/22	4,719,621
	Total Beverage, Food & Tobacco	$7,622,721
	Building Materials - 0.0%†
943,531	Summit Materials LLC, New Term Loan, 4.522% (LIBOR + 200 bps), 11/21/24	$906,380
	Total Building Materials	$906,380
	Buildings & Real Estate - 0.3%
835,760	Builders FirstSource, Inc., Refinancing Term Loan, 5.803% (LIBOR + 300 bps), 2/29/24	$787,286

Principal
Amount
USD ($)		Value
	Buildings & Real Estate - (continued)
9,061,496	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.522% (LIBOR + 300 bps), 10/24/22	$ 8,162,894
2,080,666	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 7.522% (LIBOR + 500 bps), 9/29/23	2,064,193
	Total Buildings & Real Estate	$11,014,373
	Chemicals, Plastics & Rubber - 0.7%
3,794,319	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 4.553% (LIBOR + 175 bps), 6/1/24	$3,588,793
4,348,012	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 5.522% (LIBOR + 300 bps), 6/7/23	4,282,791
4,232,339	Nexeo Solutions LLC, Term B-1 Loan, 5.926% (LIBOR + 325 bps), 6/9/23	4,174,144
863,214	Omnova Solutions, Inc., Term B-2 Loan, 5.772% (LIBOR + 325 bps), 8/25/23	843,792
1,652,989(l)	Platform Specialty Products Corp., Term Loan, 11/14/25	1,603,399
3,323,461	Reynolds Group Holdings, Inc., Incremental US Term Loan, 5.272% (LIBOR + 275 bps), 2/5/23	3,182,214
3,072,544	Tank Holding Corp. Replacement Term Loan, 5.644% (LIBOR + 325 bps), 3/16/22	2,988,049
598,605	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.522% (LIBOR + 300 bps), 9/23/24	583,532
1,381,395	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.522% (LIBOR + 300 bps), 9/23/24	1,346,613
4,793,547	Univar USA, Inc., Term B-3 Loan, 4.772% (LIBOR + 225 bps), 7/1/24	4,593,417
110,178	US Silica Co., Term Loan, 6.563% (LIBOR + 400 bps), 5/1/25	96,295
162,946	WR Grace & Co-Conn, Term B-1 Loan, 4.553% (LIBOR + 175 bps), 4/3/25	158,397
279,336	WR Grace & Co-Conn, Term B-2 Loan, 4.553% (LIBOR + 175 bps), 4/3/25	271,537
	Total Chemicals, Plastics & Rubber	$27,712,973
	Computers & Electronics - 0.0%†
1,468,856	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.272% (LIBOR + 175 bps), 3/31/23	$1,421,576
	Total Computers & Electronics	$1,421,576
	Construction & Building - 0.1%
2,087,921	Quikrete Holdings, Inc., First Lien Initial Term Loan, 5.272% (LIBOR + 275 bps), 11/15/23	$1,992,659
	Total Construction & Building	$1,992,659
	Diversified & Conglomerate Manufacturing - 0.0%†
1,308,425	Pelican Products, Inc., First Lien Term Loan, 5.879% (LIBOR + 350 bps), 5/1/25	$1,243,004
2,064,019	Ranpak Corp., Tranche B-1 USD Term Loan, 5.772% (LIBOR + 325 bps), 10/1/21	2,048,539
	Total Diversified & Conglomerate Manufacturing	$3,291,543
	Diversified & Conglomerate Service - 0.1%
1,182,906	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.272% (LIBOR + 375 bps), 7/28/22	$1,122,775
474,672	AVSC Holding Corp., First Lien Initial Term Loan, 5.894% (LIBOR + 325 bps), 3/3/25	449,752
1,898,408	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.272% (LIBOR + 275 bps), 3/1/24	1,808,629
2,186,912	Gates Global LLC, Initial B-2 Dollar Term Loan, 5.272% (LIBOR + 275 bps), 4/1/24	2,084,059
1,249,122	National Mentor Holdings, Inc., Tranche B Term Loan, 5.803% (LIBOR + 300 bps), 1/31/21	1,234,548
427,706	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.272% (LIBOR + 275 bps), 2/2/25	404,539
768,103	West Corp., Initial Term B Loan, 6.527% (LIBOR + 400 bps), 10/10/24	706,175
	Total Diversified & Conglomerate Service	$7,810,477
	Educational Services - 0.0%†
1,840,118	Laureate Education, Inc., Series 2024 Term Loan, 6.027% (LIBOR + 350 bps), 4/26/24	$1,808,836
	Total Educational Services	$1,808,836
	Electronics - 0.5%
935,934	Avast Holding BV, Refinancing Dollar Term Loan, 5.303% (LIBOR + 250 bps), 9/29/23	$908,247
1,841,648	First Data Corp., 2022D New Dollar Term Loan, 4.504% (LIBOR + 200 bps), 7/8/22	1,771,052
1,455,843	First Data Corp., 2024A New Dollar Term Loan, 4.504% (LIBOR + 200 bps), 4/26/24	1,394,879
5,077,188	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 7.553% (LIBOR + 475 bps), 3/31/22	5,007,376
7,941,617	Scientific Games International, Inc., Initial Term B-5 Loan, 5.25% (LIBOR + 275 bps), 8/14/24	7,477,032
1,844,633	Sensata Technologies BV (Sensata Technologies Finance Co., LLC), Sixth Amendment Term Loan, 4.209% (LIBOR + 175 bps), 10/14/21	1,826,956
3,757,387	Verint Systems, Inc., Refinancing Term Loan, 4.349% (LIBOR + 200 bps), 6/28/24	3,578,911
651,455	WESCO Distribution, Inc., Tranche B-1 Term Loan, 7.5% (PRIME + 200 bps), 12/12/19	648,198
	Total Electronics	$22,612,651
	Entertainment & Leisure - 0.1%
3,878,812	Sabre GLBL, Inc., 2018 Other Term B Loan, 4.522% (LIBOR + 200 bps), 2/22/24	$3,742,084
	Total Entertainment & Leisure	$3,742,084
	Farming & Agriculture - 0.1%
4,249,313	Caraustar Industries, Inc., Refinancing Term Loan, 8.303% (LIBOR + 550 bps), 3/14/22	$4,232,052
	Total Farming & Agriculture	$4,232,052
	Financial Services - 0.2%
5,974,423	RPI Finance Trust, Initial Term Loan B-6, 4.522% (LIBOR + 200 bps), 3/27/23	$5,800,167
2,555,289	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.522% (LIBOR + 200 bps), 4/10/23	2,467,771
	Total Financial Services	$8,267,938
	Healthcare & Pharmaceuticals - 0.5%
2,019,647	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.957% (LIBOR + 325 bps), 1/27/21	$1,940,376
2,388,625	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.813% (LIBOR + 425 bps), 4/29/24	2,257,250
6,417,727	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.313% (LIBOR + 375 bps), 7/2/25	6,257,284

Principal
Amount
USD ($)		Value
	Healthcare & Pharmaceuticals - (continued)
2,909,774	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 6.272% (LIBOR + 375 bps), 4/7/22	$ 2,880,677
1,820,103	Prestige Brands, Inc., Term B-4 Loan, 4.522% (LIBOR + 200 bps), 1/26/24	1,757,537
3,233,565	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.938% (LIBOR + 550 bps), 2/22/24	3,209,313
1,591,969	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.522% (LIBOR + 300 bps), 5/15/22	1,528,290
	Total Healthcare & Pharmaceuticals	$19,830,727
	Healthcare, Education & Childcare - 0.4%
4,314,375	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 7.022% (LIBOR + 450 bps), 10/24/23	$4,249,659
658,429	Kinetic Concepts, Inc., Dollar Term Loan, 6.053% (LIBOR + 325 bps), 2/2/24	635,384
1,824,046	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.553% (LIBOR + 375 bps), 2/21/25	1,763,852
9,365,049	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 7.129% (LIBOR + 450 bps), 11/16/25	8,888,996
1,931,583	Select Medical Corp., Tranche B Term Loan, 4.962% (LIBOR + 250 bps/PRIME + 150 bps), 3/6/25	1,849,491
1,098,211	Vizient, Inc., Term B-4 Loan, 5.272% (LIBOR + 275 bps), 2/13/23	1,071,211
	Total Healthcare, Education & Childcare	$18,458,593
	Hotel, Gaming & Leisure - 0.1%
4,343,363	Golden Nugget, Inc., Initial Term B Loan, 5.237% (LIBOR + 275 bps), 10/4/23	$4,195,233
	Total Hotel, Gaming & Leisure	$4,195,233
	Insurance - 0.1%
488,195	Alliant Holdings I LLC, Initial Term Loan, 5.205% (LIBOR + 275 bps), 5/9/25	$462,808
4,830,044	Confie Seguros Holding II Co., Term B Loan, 7.457% (LIBOR + 475 bps), 4/19/22	4,773,692
	Total Insurance	$5,236,500
	Leisure & Entertainment - 0.2%
194,241	CBS Radio, Inc., Additional Term B-1 Loan, 5.256% (LIBOR + 275 bps), 11/18/24	$182,829
5,660,305	Fitness International LLC, Term B Loan, 5.772% (LIBOR + 325 bps), 4/18/25	5,405,592
3,630,840	MCC Iowa LLC, Tranche M Term Loan, 4.42% (LIBOR + 200 bps), 1/15/25	3,500,736
1,230,704	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.26% (LIBOR + 175 bps), 6/30/22	1,208,397
	Total Leisure & Entertainment	$10,297,554
	Machinery - 0.2%
1,090,638	Clark Equipment Co., (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.803% (LIBOR + 200 bps), 5/18/24	$1,042,241
4,932,748	NN, Inc., Tranche B Term Loan, 6.272% (LIBOR + 375 bps), 10/19/22	4,809,429
1,582,093	Terex Corp., Incremental US Term Loan, 4.495% (LIBOR + 200 bps), 1/31/24	1,518,809
	Total Machinery	$7,370,479
	Metals & Mining - 0.1%
1,628,681	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.56% (LIBOR + 275 bps), 12/22/23	$1,582,540
3,240,707	BWay Holding Co., Initial Term Loan, 5.658% (LIBOR + 325 bps), 4/3/24	3,060,443
	Total Metals & Mining	$4,642,983
	Oil & Gas - 0.0%†
2,263,644	Energy Transfer Equity LP, Refinanced Term Loan, 4.522% (LIBOR + 200 bps), 2/2/24	$2,213,065
	Total Oil & Gas	$2,213,065
	Personal, Food & Miscellaneous Services - 0.3%
2,243,549	CSM Bakery Solutions, Ltd., First Lien Term Loan, 6.41% (LIBOR + 400 bps), 7/3/20	$2,058,456
1,404,313	Prime Security Services Borrower LLC, First Lien December 2018 Incremental Term B-1 Loan, 5.272% (LIBOR + 275 bps), 5/2/22	1,349,896
13,172,857	Revlon Consumer Products Corp., Initial Term B Loan, 6.207% (LIBOR + 350 bps), 9/7/23	9,410,360
	Total Personal, Food & Miscellaneous Services	$12,818,712
	Printing & Publishing - 0.0%†
348,416	Zebra Technologies Corp., Tranche B Term Loan, 4.095% (LIBOR + 175 bps), 10/27/21	$345,667
	Total Printing & Publishing	$345,667
	Professional & Business Services - 0.1%
3,142,471	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.241% (LIBOR + 350 bps/PRIME + 250 bps), 5/24/24	$3,004,988
	Total Professional & Business Services	$3,004,988
	Retail - 0.2%
2,325,869	PetSmart, Inc., Tranche B-2 Term Loan, 5.38% (LIBOR + 300 bps), 3/11/22	$1,843,251
6,237,000	Staples, Inc., Closing Date Term Loan, 6.541% (LIBOR + 400 bps), 9/12/24	5,991,418
	Total Retail	$7,834,669
	Telecommunications - 0.4%
321,750	Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 7.022% (LIBOR + 450 bps), 11/1/24	$311,293
17,005,492	Virgin Media Bristol LLC, Facility K, 4.955% (LIBOR + 250 bps), 1/15/26	16,167,972
	Total Telecommunications	$16,479,265
	Transport - 0.0%†
1,505,627	Navios Maritime Partners LP, Initial Term Loan, 7.78% (LIBOR + 500 bps), 9/14/20	$1,482,573
252,390	Patriot Container Corp., First Lien Closing Date Term Loan, 6.006% (LIBOR + 350 bps), 3/20/25	247,342
	Total Transport	$1,729,915
	Transportation - 0.1%
2,983,326	DynCorp International, Inc., Term Loan B2, 8.47% (LIBOR + 600 bps), 7/7/20	$2,968,410
	Total Transportation	$2,968,410

Principal
Amount
USD ($)		Value
	Utilities - 0.2%
3,642,631	APLP Holdings, Ltd. Partnership, Term Loan, 5.272% (LIBOR + 275 bps), 4/13/23	$3,562,967
5,696,889	Calpine Corp., Term Loan, 5.31% (LIBOR + 250 bps), 1/15/24	5,423,615
1,152,400	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 6.272% (LIBOR + 375 bps), 10/2/23	1,129,709
1,935,150	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.522% (LIBOR + 200 bps), 8/4/23	1,870,371
	Total Utilities	$11,986,662
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $263,732,176)	$252,348,747
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.8% of Net Assets
13,370,036	Fannie Mae, 3.0%, 5/1/43	$13,138,941
1,300,675	Fannie Mae, 3.0%, 5/1/46	1,271,551
10,021,492	Fannie Mae, 3.0%, 1/1/47	9,818,830
2,682,119	Fannie Mae, 3.5%, 11/1/40	2,703,044
1,016,368	Fannie Mae, 3.5%, 6/1/42	1,024,301
4,274,046	Fannie Mae, 3.5%, 7/1/42	4,307,347
5,966,950	Fannie Mae, 3.5%, 8/1/42	6,013,529
10,170,309	Fannie Mae, 3.5%, 8/1/42	10,249,705
279,362	Fannie Mae, 3.5%, 11/1/42	281,543
613,086	Fannie Mae, 3.5%, 11/1/42	617,873
712,122	Fannie Mae, 3.5%, 11/1/42	717,681
1,226,377	Fannie Mae, 3.5%, 11/1/42	1,235,951
25,868	Fannie Mae, 3.5%, 12/1/42	26,070
964,412	Fannie Mae, 3.5%, 12/1/42	971,940
2,816,575	Fannie Mae, 3.5%, 12/1/44	2,827,219
7,187,818	Fannie Mae, 3.5%, 2/1/45	7,223,343
8,866,065	Fannie Mae, 3.5%, 6/1/45	8,898,675
2,298,482	Fannie Mae, 3.5%, 9/1/45	2,314,295
7,555,644	Fannie Mae, 3.5%, 9/1/45	7,558,154
3,875,964	Fannie Mae, 3.5%, 5/1/46	3,890,620
1,507,969	Fannie Mae, 3.5%, 6/1/46	1,513,206
565,294	Fannie Mae, 3.5%, 7/1/46	567,255
1,145,071	Fannie Mae, 3.5%, 9/1/46	1,148,550
751,852	Fannie Mae, 3.5%, 10/1/46	753,763
1,428,668	Fannie Mae, 3.5%, 10/1/46	1,432,005
356,055	Fannie Mae, 3.5%, 7/1/47	356,217
25,072	Fannie Mae, 4.0%, 12/1/23	25,554
9,604	Fannie Mae, 4.0%, 12/1/30	9,863
577,585	Fannie Mae, 4.0%, 9/1/37	593,591
8,299,286	Fannie Mae, 4.0%, 10/1/40	8,557,137
3,503,896	Fannie Mae, 4.0%, 12/1/40	3,606,620
157,318	Fannie Mae, 4.0%, 4/1/41	161,748
7,779	Fannie Mae, 4.0%, 11/1/41	7,999
1,440,026	Fannie Mae, 4.0%, 11/1/41	1,480,717
58,083	Fannie Mae, 4.0%, 12/1/41	59,724
2,839,039	Fannie Mae, 4.0%, 12/1/41	2,919,265
11,690,239	Fannie Mae, 4.0%, 12/1/41	12,020,606
1,539,041	Fannie Mae, 4.0%, 1/1/42	1,582,464
4,454,361	Fannie Mae, 4.0%, 1/1/42	4,580,214
1,557,623	Fannie Mae, 4.0%, 2/1/42	1,601,626
3,179,234	Fannie Mae, 4.0%, 2/1/42	3,269,060
486,218	Fannie Mae, 4.0%, 4/1/42	499,956
2,223,316	Fannie Mae, 4.0%, 4/1/42	2,286,129
4,596,332	Fannie Mae, 4.0%, 4/1/42	4,726,189
227,256	Fannie Mae, 4.0%, 5/1/42	233,677
5,414,307	Fannie Mae, 4.0%, 5/1/42	5,567,280
232,293	Fannie Mae, 4.0%, 6/1/42	237,528
95,160	Fannie Mae, 4.0%, 7/1/42	97,849
1,115,768	Fannie Mae, 4.0%, 7/1/42	1,147,289
8,527,937	Fannie Mae, 4.0%, 8/1/42	8,768,857
344,092	Fannie Mae, 4.0%, 11/1/42	350,835
2,349,969	Fannie Mae, 4.0%, 8/1/43	2,416,350
2,575,339	Fannie Mae, 4.0%, 8/1/43	2,647,543
2,959,896	Fannie Mae, 4.0%, 10/1/43	3,042,887
1,464,650	Fannie Mae, 4.0%, 11/1/43	1,510,428
5,459,364	Fannie Mae, 4.0%, 11/1/43	5,602,550
839,246	Fannie Mae, 4.0%, 12/1/43	862,777
11,366	Fannie Mae, 4.0%, 2/1/44	11,622
1,452,229	Fannie Mae, 4.0%, 2/1/44	1,494,691
2,683,334	Fannie Mae, 4.0%, 2/1/44	2,758,561
422,639	Fannie Mae, 4.0%, 6/1/44	431,933
7,523,682	Fannie Mae, 4.0%, 7/1/44	7,687,374
4,190,410	Fannie Mae, 4.0%, 8/1/44	4,279,966
107,669	Fannie Mae, 4.0%, 9/1/44	109,987
8,308	Fannie Mae, 4.0%, 10/1/44	8,484
94,511	Fannie Mae, 4.0%, 10/1/44	96,538
102,302	Fannie Mae, 4.0%, 10/1/44	104,504
271,442	Fannie Mae, 4.0%, 10/1/44	276,760

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
346,405	Fannie Mae, 4.0%, 10/1/44	$ 353,834
83,260	Fannie Mae, 4.0%, 11/1/44	85,027
114,517	Fannie Mae, 4.0%, 11/1/44	116,965
220,830	Fannie Mae, 4.0%, 11/1/44	225,498
242,160	Fannie Mae, 4.0%, 11/1/44	246,905
318,536	Fannie Mae, 4.0%, 11/1/44	325,343
69,694	Fannie Mae, 4.0%, 12/1/44	71,178
25,999	Fannie Mae, 4.0%, 1/1/45	26,545
3,007,371	Fannie Mae, 4.0%, 10/1/45	3,069,230
4,746,162	Fannie Mae, 4.0%, 10/1/45	4,843,793
7,401,024	Fannie Mae, 4.0%, 6/1/46	7,550,203
8,232,681	Fannie Mae, 4.0%, 7/1/46	8,397,792
460,545	Fannie Mae, 4.0%, 2/1/47	470,099
4,178,695	Fannie Mae, 4.0%, 4/1/47	4,274,799
6,434,596	Fannie Mae, 4.0%, 4/1/47	6,583,386
533,783	Fannie Mae, 4.0%, 6/1/47	546,127
1,939,391	Fannie Mae, 4.0%, 6/1/47	1,984,236
3,254,990	Fannie Mae, 4.0%, 7/1/47	3,330,258
114,745	Fannie Mae, 4.5%, 8/1/40	120,188
3,554,373	Fannie Mae, 4.5%, 11/1/40	3,722,382
190,430	Fannie Mae, 4.5%, 12/1/40	199,463
9,522,055	Fannie Mae, 4.5%, 12/1/40	9,973,784
473,018	Fannie Mae, 4.5%, 3/1/41	495,458
896,898	Fannie Mae, 4.5%, 3/1/41	939,035
3,788	Fannie Mae, 4.5%, 4/1/41	3,967
2,459,880	Fannie Mae, 4.5%, 5/1/41	2,576,576
4,587,672	Fannie Mae, 4.5%, 5/1/41	4,805,268
1,945,093	Fannie Mae, 4.5%, 7/1/41	2,036,477
8,116,293	Fannie Mae, 4.5%, 7/1/41	8,500,885
8,844,846	Fannie Mae, 4.5%, 8/1/41	9,264,471
408,711	Fannie Mae, 4.5%, 9/1/41	427,913
19,383	Fannie Mae, 4.5%, 12/1/41	20,075
4,906,055	Fannie Mae, 4.5%, 9/1/43	5,108,536
2,415,460	Fannie Mae, 4.5%, 11/1/43	2,515,143
3,396,685	Fannie Mae, 4.5%, 2/1/44	3,536,612
3,607,756	Fannie Mae, 4.5%, 2/1/44	3,756,570
4,120,746	Fannie Mae, 4.5%, 2/1/44	4,290,707
839,351	Fannie Mae, 4.5%, 1/1/47	869,855
583,395	Fannie Mae, 4.5%, 2/1/47	604,345
62,024	Fannie Mae, 5.0%, 2/1/22	63,141
3,809	Fannie Mae, 5.0%, 4/1/22	3,876
8,811	Fannie Mae, 5.0%, 6/1/22	8,964
11,108	Fannie Mae, 5.0%, 6/1/22	11,362
2,536,456	Fannie Mae, 5.0%, 6/1/35	2,692,984
687,161	Fannie Mae, 5.0%, 7/1/35	729,423
1,465,679	Fannie Mae, 5.0%, 7/1/35	1,555,339
712,585	Fannie Mae, 5.0%, 8/1/35	753,135
262,600	Fannie Mae, 5.0%, 5/1/38	276,866
844,356	Fannie Mae, 5.0%, 1/1/39	894,300
252,373	Fannie Mae, 5.0%, 7/1/39	265,394
529,399	Fannie Mae, 5.0%, 7/1/39	558,321
561,569	Fannie Mae, 5.0%, 7/1/39	591,693
183,558	Fannie Mae, 5.0%, 6/1/40	194,084
1,588,230	Fannie Mae, 5.0%, 6/1/40	1,685,926
1,079,637	Fannie Mae, 5.0%, 7/1/40	1,146,050
350,146	Fannie Mae, 5.0%, 10/1/40	372,409
307,111	Fannie Mae, 5.0%, 5/1/41	326,015
269,731	Fannie Mae, 5.0%, 7/1/41	284,171
349,369	Fannie Mae, 5.0%, 12/1/41	370,877
7,273,124	Fannie Mae, 5.0%, 9/1/43	7,713,491
18,955,222	Fannie Mae, 5.0%, 11/1/44	20,122,263
77,853	Fannie Mae, 5.5%, 3/1/21	78,882
6,637	Fannie Mae, 5.5%, 5/1/33	7,022
11,380	Fannie Mae, 5.5%, 6/1/33	12,224
34,530	Fannie Mae, 5.5%, 7/1/33	37,120
67,172	Fannie Mae, 5.5%, 4/1/34	72,338
91,897	Fannie Mae, 5.5%, 12/1/35	97,803
58,608	Fannie Mae, 5.5%, 3/1/36	63,095
82,536	Fannie Mae, 5.5%, 4/1/36	87,323
923	Fannie Mae, 6.0%, 3/1/32	1,007
1,499	Fannie Mae, 6.0%, 10/1/32	1,635
3,817	Fannie Mae, 6.0%, 11/1/32	4,097
40,150	Fannie Mae, 6.0%, 12/1/32	43,688
6,977	Fannie Mae, 6.0%, 1/1/33	7,610
3,881	Fannie Mae, 6.0%, 3/1/33	4,232
30,580	Fannie Mae, 6.0%, 5/1/33	32,824
52,105	Fannie Mae, 6.0%, 12/1/33	56,842

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
48,374	Fannie Mae, 6.0%, 1/1/34	$ 52,765
142,450	Fannie Mae, 6.0%, 6/1/37	154,363
90,980	Fannie Mae, 6.0%, 12/1/37	98,899
133,386	Fannie Mae, 6.0%, 4/1/38	145,541
61,515	Fannie Mae, 6.0%, 7/1/38	66,007
277	Fannie Mae, 6.5%, 4/1/29	297
709	Fannie Mae, 6.5%, 5/1/31	761
184	Fannie Mae, 6.5%, 6/1/31	198
563	Fannie Mae, 6.5%, 2/1/32	624
2,020	Fannie Mae, 6.5%, 3/1/32	2,169
1,463	Fannie Mae, 6.5%, 8/1/32	1,643
11,945	Fannie Mae, 6.5%, 10/1/32	12,827
649	Fannie Mae, 7.0%, 5/1/28	716
273	Fannie Mae, 7.0%, 2/1/29	309
444	Fannie Mae, 7.0%, 7/1/31	456
491	Fannie Mae, 7.5%, 1/1/28	520
10,923,763	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	10,744,652
1,526,311	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,499,349
1,933,026	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	1,944,915
1,879,765	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	1,893,708
9,241,838	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	9,281,785
453,116	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	455,180
14,383,478	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	14,490,118
2,849,638	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	2,854,677
682,819	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	683,974
2,500,587	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	2,502,103
4,977,615	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	4,981,597
4,170,687	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	4,169,904
5,640,667	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	5,641,902
7,963,398	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	7,961,828
5,545,094	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	5,699,822
575,279	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	589,819
793,629	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	813,687
1,158,596	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,187,876
1,365,013	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	1,399,511
3,643,259	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	3,723,737
2,122,742	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	2,167,063
8,894,351	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	9,080,243
257,219	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	262,277
615,439	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	628,285
4,183,671	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	4,271,051
5,505,586	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	5,620,371
83,765	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	85,412
2,881,740	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,948,249
4,331,888	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	4,431,864
8,344,993	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	8,509,477
246,705	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	256,465
969,015	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	1,014,616
557,984	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	584,242
96,170	Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	100,695
47,259	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	48,987
366,470	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	380,408
1,176,482	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	1,219,787
22,321	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	23,142
60,422	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	62,629
8,010,222	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	8,298,933
89,300	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	90,081
86,229	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	89,477
20,944	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	22,229
26,726	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	28,382
132,748	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	140,919
95,243	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	101,097
201,129	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	212,906
283,101	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	299,686
3,975,594	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	4,206,309
1,952,457	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	2,106,334
59,553	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	64,071
5,701	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	6,134
13,920	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	14,976
43,399	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	47,380
60,774	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	65,384
56,326	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	60,599
58,477	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	63,815
3,625	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	3,954
90,936	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	99,349
2,068	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,245
6,137,274	Government National Mortgage Association I, 3.5%, 7/15/42	6,231,532

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,781,517	Government National Mortgage Association I, 3.5%, 10/15/42	$ 1,806,210
4,607,740	Government National Mortgage Association I, 3.5%, 9/15/44	4,641,751
238,389	Government National Mortgage Association I, 3.5%, 10/15/44	240,148
7,562,396	Government National Mortgage Association I, 3.5%, 10/15/44	7,656,990
3,297,227	Government National Mortgage Association I, 3.5%, 8/15/46	3,321,565
6,613	Government National Mortgage Association I, 4.0%, 3/15/39	6,781
8,603	Government National Mortgage Association I, 4.0%, 4/15/39	8,821
10,423	Government National Mortgage Association I, 4.0%, 4/15/39	10,687
14,144	Government National Mortgage Association I, 4.0%, 7/15/39	14,502
11,365	Government National Mortgage Association I, 4.0%, 1/15/40	11,653
162,624	Government National Mortgage Association I, 4.0%, 4/15/40	166,741
353,572	Government National Mortgage Association I, 4.0%, 7/15/40	364,575
140,299	Government National Mortgage Association I, 4.0%, 8/15/40	144,667
236,303	Government National Mortgage Association I, 4.0%, 8/15/40	244,688
56,922	Government National Mortgage Association I, 4.0%, 9/15/40	58,677
11,532	Government National Mortgage Association I, 4.0%, 10/15/40	11,892
19,975	Government National Mortgage Association I, 4.0%, 10/15/40	20,594
63,817	Government National Mortgage Association I, 4.0%, 10/15/40	65,792
9,703	Government National Mortgage Association I, 4.0%, 11/15/40	10,006
50,159	Government National Mortgage Association I, 4.0%, 11/15/40	51,558
187,973	Government National Mortgage Association I, 4.0%, 11/15/40	193,843
322,382	Government National Mortgage Association I, 4.0%, 11/15/40	332,307
7,948	Government National Mortgage Association I, 4.0%, 12/15/40	8,194
8,464	Government National Mortgage Association I, 4.0%, 12/15/40	8,728
104,101	Government National Mortgage Association I, 4.0%, 12/15/40	106,736
700,677	Government National Mortgage Association I, 4.0%, 12/15/40	718,412
5,736	Government National Mortgage Association I, 4.0%, 1/15/41	5,914
42,508	Government National Mortgage Association I, 4.0%, 1/15/41	43,828
46,606	Government National Mortgage Association I, 4.0%, 1/15/41	48,020
16,142	Government National Mortgage Association I, 4.0%, 2/15/41	16,645
795,873	Government National Mortgage Association I, 4.0%, 2/15/41	820,704
56,274	Government National Mortgage Association I, 4.0%, 3/15/41	58,032
12,569	Government National Mortgage Association I, 4.0%, 4/15/41	12,918
5,252	Government National Mortgage Association I, 4.0%, 5/15/41	5,385
74,365	Government National Mortgage Association I, 4.0%, 5/15/41	76,446
158,213	Government National Mortgage Association I, 4.0%, 5/15/41	162,217
4,845	Government National Mortgage Association I, 4.0%, 6/15/41	4,970
5,041	Government National Mortgage Association I, 4.0%, 6/15/41	5,169
2,026,913	Government National Mortgage Association I, 4.0%, 6/15/41	2,089,240
9,938	Government National Mortgage Association I, 4.0%, 7/15/41	10,214
13,791	Government National Mortgage Association I, 4.0%, 7/15/41	14,215
43,110	Government National Mortgage Association I, 4.0%, 7/15/41	44,437
100,249	Government National Mortgage Association I, 4.0%, 7/15/41	103,348
171,257	Government National Mortgage Association I, 4.0%, 7/15/41	176,532
190,454	Government National Mortgage Association I, 4.0%, 7/15/41	196,385
3,366	Government National Mortgage Association I, 4.0%, 8/15/41	3,451
9,683	Government National Mortgage Association I, 4.0%, 8/15/41	9,929
12,800	Government National Mortgage Association I, 4.0%, 8/15/41	13,195
91,445	Government National Mortgage Association I, 4.0%, 8/15/41	94,254
4,475	Government National Mortgage Association I, 4.0%, 9/15/41	4,591
7,049	Government National Mortgage Association I, 4.0%, 9/15/41	7,268
8,121	Government National Mortgage Association I, 4.0%, 9/15/41	8,328
10,643	Government National Mortgage Association I, 4.0%, 9/15/41	10,971
33,779	Government National Mortgage Association I, 4.0%, 9/15/41	34,822
50,276	Government National Mortgage Association I, 4.0%, 9/15/41	51,591
289,588	Government National Mortgage Association I, 4.0%, 9/15/41	298,575
666,703	Government National Mortgage Association I, 4.0%, 9/15/41	687,436
5,474	Government National Mortgage Association I, 4.0%, 10/15/41	5,616
6,467	Government National Mortgage Association I, 4.0%, 10/15/41	6,631
11,859	Government National Mortgage Association I, 4.0%, 10/15/41	12,219
13,391	Government National Mortgage Association I, 4.0%, 10/15/41	13,802
53,894	Government National Mortgage Association I, 4.0%, 10/15/41	55,349
7,606	Government National Mortgage Association I, 4.0%, 11/15/41	7,805
14,488	Government National Mortgage Association I, 4.0%, 11/15/41	14,915
29,133	Government National Mortgage Association I, 4.0%, 11/15/41	30,030
123,415	Government National Mortgage Association I, 4.0%, 11/15/41	126,845
10,758	Government National Mortgage Association I, 4.0%, 12/15/41	11,088
13,738	Government National Mortgage Association I, 4.0%, 12/15/41	14,086
16,492	Government National Mortgage Association I, 4.0%, 12/15/41	16,999
18,156	Government National Mortgage Association I, 4.0%, 1/15/42	18,615
1,011,693	Government National Mortgage Association I, 4.0%, 1/15/42	1,042,865
5,883	Government National Mortgage Association I, 4.0%, 2/15/42	6,036
8,737	Government National Mortgage Association I, 4.0%, 2/15/42	9,006
13,736	Government National Mortgage Association I, 4.0%, 2/15/42	14,159
71,091	Government National Mortgage Association I, 4.0%, 2/15/42	73,056
121,618	Government National Mortgage Association I, 4.0%, 2/15/42	124,989
1,512,018	Government National Mortgage Association I, 4.0%, 5/15/42	1,559,201

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
92,728	Government National Mortgage Association I, 4.0%, 6/15/42	$ 95,618
119,889	Government National Mortgage Association I, 4.0%, 6/15/42	123,629
161,619	Government National Mortgage Association I, 4.0%, 6/15/42	166,117
14,132	Government National Mortgage Association I, 4.0%, 10/15/42	14,498
4,837	Government National Mortgage Association I, 4.0%, 11/15/42	4,959
8,985	Government National Mortgage Association I, 4.0%, 4/15/43	9,220
1,389,905	Government National Mortgage Association I, 4.0%, 4/15/43	1,425,085
6,332	Government National Mortgage Association I, 4.0%, 5/15/43	6,492
39,109	Government National Mortgage Association I, 4.0%, 5/15/43	40,174
129,711	Government National Mortgage Association I, 4.0%, 5/15/43	132,995
68,950	Government National Mortgage Association I, 4.0%, 6/15/43	70,696
99,036	Government National Mortgage Association I, 4.0%, 7/15/43	101,707
108,164	Government National Mortgage Association I, 4.0%, 8/15/43	111,562
533,493	Government National Mortgage Association I, 4.0%, 8/15/43	550,057
13,314	Government National Mortgage Association I, 4.0%, 9/15/43	13,736
23,502	Government National Mortgage Association I, 4.0%, 9/15/43	24,096
105,998	Government National Mortgage Association I, 4.0%, 9/15/43	108,948
6,861	Government National Mortgage Association I, 4.0%, 10/15/43	7,035
13,285	Government National Mortgage Association I, 4.0%, 11/15/43	13,700
144,131	Government National Mortgage Association I, 4.0%, 2/15/44	149,048
83,366	Government National Mortgage Association I, 4.0%, 3/15/44	85,943
115,540	Government National Mortgage Association I, 4.0%, 3/15/44	118,464
145,715	Government National Mortgage Association I, 4.0%, 3/15/44	149,403
183,702	Government National Mortgage Association I, 4.0%, 3/15/44	188,352
555,501	Government National Mortgage Association I, 4.0%, 3/15/44	570,617
2,021,055	Government National Mortgage Association I, 4.0%, 3/15/44	2,072,210
4,268,165	Government National Mortgage Association I, 4.0%, 3/15/44	4,376,197
10,833	Government National Mortgage Association I, 4.0%, 4/15/44	11,108
129,527	Government National Mortgage Association I, 4.0%, 4/15/44	133,091
616,786	Government National Mortgage Association I, 4.0%, 4/15/44	632,397
1,435,119	Government National Mortgage Association I, 4.0%, 4/15/44	1,471,443
161,232	Government National Mortgage Association I, 4.0%, 5/15/44	165,313
119,102	Government National Mortgage Association I, 4.0%, 8/15/44	122,117
186,459	Government National Mortgage Association I, 4.0%, 8/15/44	191,178
444,709	Government National Mortgage Association I, 4.0%, 8/15/44	456,931
1,259,823	Government National Mortgage Association I, 4.0%, 8/15/44	1,291,710
1,553,810	Government National Mortgage Association I, 4.0%, 8/15/44	1,593,138
8,240	Government National Mortgage Association I, 4.0%, 9/15/44	8,448
119,777	Government National Mortgage Association I, 4.0%, 9/15/44	122,808
119,934	Government National Mortgage Association I, 4.0%, 9/15/44	122,969
173,393	Government National Mortgage Association I, 4.0%, 9/15/44	178,130
219,791	Government National Mortgage Association I, 4.0%, 9/15/44	225,404
310,085	Government National Mortgage Association I, 4.0%, 9/15/44	317,934
408,356	Government National Mortgage Association I, 4.0%, 9/15/44	418,692
481,599	Government National Mortgage Association I, 4.0%, 9/15/44	493,789
691,192	Government National Mortgage Association I, 4.0%, 9/15/44	710,472
922,727	Government National Mortgage Association I, 4.0%, 9/15/44	946,083
1,478,502	Government National Mortgage Association I, 4.0%, 9/15/44	1,517,188
1,598,005	Government National Mortgage Association I, 4.0%, 9/15/44	1,638,452
3,425,282	Government National Mortgage Association I, 4.0%, 9/15/44	3,511,979
3,933,778	Government National Mortgage Association I, 4.0%, 9/15/44	4,033,346
58,007	Government National Mortgage Association I, 4.0%, 10/15/44	59,475
142,873	Government National Mortgage Association I, 4.0%, 10/15/44	146,489
586,351	Government National Mortgage Association I, 4.0%, 10/15/44	602,403
19,552	Government National Mortgage Association I, 4.0%, 11/15/44	20,170
34,661	Government National Mortgage Association I, 4.0%, 11/15/44	35,538
41,885	Government National Mortgage Association I, 4.0%, 11/15/44	42,951
247,436	Government National Mortgage Association I, 4.0%, 11/15/44	254,014
6,208	Government National Mortgage Association I, 4.0%, 12/15/44	6,365
55,139	Government National Mortgage Association I, 4.0%, 12/15/44	56,535
119,697	Government National Mortgage Association I, 4.0%, 12/15/44	122,727
274,826	Government National Mortgage Association I, 4.0%, 12/15/44	281,782
313,514	Government National Mortgage Association I, 4.0%, 12/15/44	321,449
488,420	Government National Mortgage Association I, 4.0%, 12/15/44	503,865
64,333	Government National Mortgage Association I, 4.0%, 1/15/45	65,961
1,076,258	Government National Mortgage Association I, 4.0%, 1/15/45	1,103,499
1,084,664	Government National Mortgage Association I, 4.0%, 1/15/45	1,112,118
1,465,503	Government National Mortgage Association I, 4.0%, 1/15/45	1,502,597
114,666	Government National Mortgage Association I, 4.0%, 2/15/45	117,569
140,945	Government National Mortgage Association I, 4.0%, 2/15/45	144,513
182,300	Government National Mortgage Association I, 4.0%, 2/15/45	188,000
192,184	Government National Mortgage Association I, 4.0%, 2/15/45	197,048
295,213	Government National Mortgage Association I, 4.0%, 2/15/45	302,685
1,141,973	Government National Mortgage Association I, 4.0%, 2/15/45	1,170,968
751,282	Government National Mortgage Association I, 4.0%, 3/15/45	770,297
180,251	Government National Mortgage Association I, 4.0%, 4/15/45	184,813
167,208	Government National Mortgage Association I, 4.0%, 5/15/45	171,453

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
38,278	Government National Mortgage Association I, 4.0%, 7/15/45	$ 39,251
191,702	Government National Mortgage Association I, 4.0%, 9/15/45	196,998
142,485	Government National Mortgage Association I, 4.5%, 9/15/33	150,148
125,520	Government National Mortgage Association I, 4.5%, 10/15/33	130,726
78,296	Government National Mortgage Association I, 4.5%, 4/15/35	81,442
85,206	Government National Mortgage Association I, 4.5%, 4/15/35	88,230
1,218,632	Government National Mortgage Association I, 4.5%, 3/15/38	1,268,957
476,649	Government National Mortgage Association I, 4.5%, 1/15/40	498,230
781,089	Government National Mortgage Association I, 4.5%, 6/15/40	815,795
274,653	Government National Mortgage Association I, 4.5%, 9/15/40	286,913
1,256,081	Government National Mortgage Association I, 4.5%, 11/15/40	1,311,990
492,817	Government National Mortgage Association I, 4.5%, 6/15/41	511,663
1,198,296	Government National Mortgage Association I, 4.5%, 6/15/41	1,251,198
392,637	Government National Mortgage Association I, 4.5%, 7/15/41	409,956
2,242,221	Government National Mortgage Association I, 4.5%, 8/15/41	2,341,056
31,905	Government National Mortgage Association I, 5.0%, 6/15/21	32,977
378,961	Government National Mortgage Association I, 5.0%, 9/15/33	401,507
349,793	Government National Mortgage Association I, 5.125%, 10/15/38	365,869
4,257	Government National Mortgage Association I, 5.5%, 8/15/19	4,259
4,640	Government National Mortgage Association I, 5.5%, 9/15/19	4,642
5,105	Government National Mortgage Association I, 5.5%, 9/15/19	5,108
2,118	Government National Mortgage Association I, 5.5%, 10/15/19	2,125
24,572	Government National Mortgage Association I, 5.5%, 10/15/19	24,637
60,397	Government National Mortgage Association I, 5.5%, 7/15/33	65,620
124,117	Government National Mortgage Association I, 5.5%, 1/15/34	134,179
93,717	Government National Mortgage Association I, 5.5%, 4/15/34	101,344
171,954	Government National Mortgage Association I, 5.5%, 7/15/34	186,052
112,624	Government National Mortgage Association I, 5.5%, 10/15/34	120,540
90,892	Government National Mortgage Association I, 5.5%, 1/15/35	98,283
91,052	Government National Mortgage Association I, 5.5%, 2/15/35	96,679
275,906	Government National Mortgage Association I, 5.5%, 2/15/35	298,544
75,573	Government National Mortgage Association I, 5.5%, 6/15/35	81,795
29,241	Government National Mortgage Association I, 5.5%, 12/15/35	31,048
9	Government National Mortgage Association I, 5.5%, 2/15/37	9
31,354	Government National Mortgage Association I, 5.5%, 3/15/37	33,343
147,367	Government National Mortgage Association I, 5.5%, 3/15/37	156,474
67,615	Government National Mortgage Association I, 5.75%, 10/15/38	72,661
143,980	Government National Mortgage Association I, 5.75%, 10/15/38	153,672
100,544	Government National Mortgage Association I, 6.0%, 8/15/32	109,323
11,172	Government National Mortgage Association I, 6.0%, 1/15/33	11,986
74,720	Government National Mortgage Association I, 6.0%, 1/15/33	81,323
52,538	Government National Mortgage Association I, 6.0%, 2/15/33	57,179
83,688	Government National Mortgage Association I, 6.0%, 2/15/33	91,603
3,982	Government National Mortgage Association I, 6.0%, 3/15/33	4,272
27,718	Government National Mortgage Association I, 6.0%, 3/15/33	30,203
55,192	Government National Mortgage Association I, 6.0%, 3/15/33	60,656
28,400	Government National Mortgage Association I, 6.0%, 5/15/33	30,469
103,829	Government National Mortgage Association I, 6.0%, 5/15/33	112,000
243,034	Government National Mortgage Association I, 6.0%, 5/15/33	260,738
61,728	Government National Mortgage Association I, 6.0%, 6/15/33	67,162
153,552	Government National Mortgage Association I, 6.0%, 6/15/33	167,276
64,715	Government National Mortgage Association I, 6.0%, 7/15/33	70,246
105,400	Government National Mortgage Association I, 6.0%, 7/15/33	115,581
37,747	Government National Mortgage Association I, 6.0%, 9/15/33	40,638
75,163	Government National Mortgage Association I, 6.0%, 9/15/33	80,638
28,645	Government National Mortgage Association I, 6.0%, 10/15/33	30,731
145,314	Government National Mortgage Association I, 6.0%, 11/15/33	155,899
39,595	Government National Mortgage Association I, 6.0%, 1/15/34	43,060
213,270	Government National Mortgage Association I, 6.0%, 10/15/37	231,405
314,893	Government National Mortgage Association I, 6.0%, 7/15/38	337,830
8,267	Government National Mortgage Association I, 6.5%, 1/15/29	8,903
1,111	Government National Mortgage Association I, 6.5%, 5/15/29	1,240
1,246	Government National Mortgage Association I, 6.5%, 10/15/31	1,342
1,933	Government National Mortgage Association I, 6.5%, 10/15/31	2,082
268	Government National Mortgage Association I, 6.5%, 12/15/31	298
2,201	Government National Mortgage Association I, 6.5%, 2/15/32	2,510
1,284	Government National Mortgage Association I, 6.5%, 3/15/32	1,467
3,378	Government National Mortgage Association I, 6.5%, 5/15/32	3,638
2,857	Government National Mortgage Association I, 6.5%, 6/15/32	3,077
3,146	Government National Mortgage Association I, 6.5%, 6/15/32	3,388
4,369	Government National Mortgage Association I, 6.5%, 7/15/32	4,705
5,124	Government National Mortgage Association I, 6.5%, 7/15/32	5,620
2,281	Government National Mortgage Association I, 6.5%, 8/15/32	2,483
2,621	Government National Mortgage Association I, 6.5%, 8/15/32	2,823
15,613	Government National Mortgage Association I, 6.5%, 8/15/32	16,957
34,760	Government National Mortgage Association I, 6.5%, 9/15/32	37,434
61,821	Government National Mortgage Association I, 6.5%, 9/15/32	66,576

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
12,077	Government National Mortgage Association I, 6.5%, 10/15/32	$ 13,006
35,380	Government National Mortgage Association I, 6.5%, 11/15/32	40,386
21,306	Government National Mortgage Association I, 6.5%, 7/15/35	23,193
157	Government National Mortgage Association I, 7.0%, 5/15/29	168
447	Government National Mortgage Association I, 7.0%, 5/15/29	492
5,407	Government National Mortgage Association I, 7.0%, 8/15/29	5,440
213	Government National Mortgage Association I, 7.0%, 5/15/31	213
1,259,328	Government National Mortgage Association II, 3.5%, 3/20/45	1,267,973
1,088,778	Government National Mortgage Association II, 3.5%, 4/20/45	1,096,706
1,809,511	Government National Mortgage Association II, 3.5%, 4/20/45	1,822,828
2,115,399	Government National Mortgage Association II, 3.5%, 4/20/45	2,128,569
2,505,008	Government National Mortgage Association II, 3.5%, 3/20/46	2,528,030
8,939,308	Government National Mortgage Association II, 4.0%, 10/20/46	9,188,347
2,298,881	Government National Mortgage Association II, 4.0%, 2/20/48	2,368,172
2,304,567	Government National Mortgage Association II, 4.0%, 4/20/48	2,374,035
441,495	Government National Mortgage Association II, 4.5%, 12/20/34	459,901
334,451	Government National Mortgage Association II, 4.5%, 1/20/35	348,480
286,890	Government National Mortgage Association II, 4.5%, 3/20/35	299,343
3,004,018	Government National Mortgage Association II, 4.5%, 9/20/41	3,151,652
6,134,171	Government National Mortgage Association II, 4.5%, 9/20/44	6,327,760
2,034,518	Government National Mortgage Association II, 4.5%, 10/20/44	2,133,289
4,283,931	Government National Mortgage Association II, 4.5%, 11/20/44	4,492,210
88,804	Government National Mortgage Association II, 5.5%, 3/20/34	94,865
4,472	Government National Mortgage Association II, 5.5%, 10/20/37	4,724
35,248	Government National Mortgage Association II, 6.0%, 5/20/32	38,148
127,377	Government National Mortgage Association II, 6.0%, 10/20/33	138,087
188	Government National Mortgage Association II, 6.5%, 1/20/28	208
3,098	Government National Mortgage Association II, 7.0%, 1/20/29	3,514
100,002,499	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	89,403,277
24,959,308	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	22,910,240
57,067,462	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	54,098,170
42,024,990	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	39,824,697
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $832,072,425)	$812,936,014

Shares		Value
	RIGHTS/WARRANTS - 0.0%† of Net Assets
	Household Products - 0.0%†
890^(a)(m)	LTR Intermediate Holdings, Inc.	$ –
	Total Household Products	$ –
	Oil, Gas & Consumable Fuels - 0.0%†
365(a)(n)	Contura Energy, Inc.	$11,406
	Total Oil, Gas & Consumable Fuels	$11,406
	TOTAL RIGHTS/WARRANTS
	(Cost $234,627)	$11,406

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
209,523^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(q)	10/23/22	$ –
209,523^(p)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	MXN	–(q)	10/23/22	–
								$ –
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $-)							$ –
	CURRENCY PUT OPTIONS PURCHASED - 0.1%
119,700,000	Put EUR Call USD	Bank of America	EUR	1,705,038	EUR	1.15	5/27/19	$1,980,852
51,000,000	Put EUR Call USD	Bank of America	EUR	764,330	EUR	1.15	9/23/19	1,067,963
								$3,048,815
	TOTAL CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $2,469,368)							$3,048,815
	TOTAL OPTIONS PURCHASED
	(Premiums paid $2,469,368)							$3,048,815
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.1%
	(Cost $4,639,355,827)							$4,509,688,620

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	CURRENCY CALL OPTIONS WRITTEN - 0.0%†
(119,700,000)	Put USD Call EUR	Bank of America	EUR	1,705,038	EUR	1.27	5/27/19	$(109,949)
(51,000,000)	Put USD Call EUR	Bank of America	EUR	764,330	EUR	1.27	9/23/19	(233,115)
								$(343,064)
	TOTAL CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(2,469,368))							$(343,064)
	OTHER ASSETS AND LIABILITIES - 0.9%							$40,387,784
	NET ASSETS - 100.0%							$4,549,733,340

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily SB Certificates
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2018, the value of these securities amounted to $1,908,007,698, or 41.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2018.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Securities that used significant unobservable inputs to determine their value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2018.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2018.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2018.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is in default.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Rate to be determined.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Represents a General Obligation Bond.
(l)	This term loan will settle after December 31, 2018, at which time the interest rate will be determined.
(m)	LTR Intermediate Holdings, Inc. warrants are exercisable into 890 shares.
(n)	Contura Energy, Inc. warrants are exercisable into 365 shares.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(p)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
(q)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,991,329	SEK	(133,816,000)	Brown Brothers Harriman & Co.	1/28/19	$(216,547)
NOK	117,454,000	EUR	(11,688,048)	Brown Brothers Harriman & Co.	1/28/19	175,616
INR	1,344,389,700	USD	(18,885,857)	Goldman Sachs International	2/25/19	317,859
USD	2,770,193	EUR	(2,420,000)	Goldman Sachs International	1/25/19	(7,406)
SEK	601,484,226	USD	(66,756,916)	JPMorgan Chase NA	1/25/19	1,240,142
USD	18,815,548	INR	(1,344,389,700)	JPMorgan Chase NA	2/25/19	(388,168)
EUR	7,547,805	NOK	(73,601,496)	State Street Bank & Trust Co.	1/28/19	146,657
EUR	55,626,226	USD	(63,786,260)	State Street Bank & Trust Co.	1/28/19	77,204
NOK	377,478,451	USD	(44,244,662)	State Street Bank & Trust Co.	1/25/19	(560,760)
SEK	703,569,468	EUR	(68,091,495)	State Street Bank & Trust Co.	1/28/19	1,383,671
USD	14,438,988	MXN	(290,698,707)	State Street Bank & Trust Co.	1/31/19	(296,770)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,871,498

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,192	U.S. 2 Year Note (CBT)	3/29/19	$251,362,564	$253,076,500	$1,713,936
4,420	U.S. 5 Year Note (CBT)	3/29/19	498,353,860	506,918,750	8,564,890
387	U.S. 10 Year Note (CBT)	3/20/19	46,059,047	47,220,047	1,161,000
			$795,775,471	$807,215,297	$11,439,826

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
4,821	Euro-BOBL	3/7/19	$730,100,482	$731,867,745	$(1,767,263)
338	Euro-Bund	3/7/19	62,892,230	63,322,017	(429,787)
1,830	U.S. 10 Year Ultra	3/20/19	232,586,465	238,042,969	(5,456,504)
522	U.S. Long Bond (CBT)	3/20/19	72,668,906	76,212,000	(3,543,094)
99	U.S. Ultra Bond (CBT)	3/20/19	15,069,854	15,904,969	(835,115)
			$1,113,317,937	$1,125,349,700	$(12,031,763)
TOTAL FUTURES CONTRACTS			$(317,542,466)	$(318,134,403)	$(591,937)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Depreciation	Market Value
92,098,050	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	$2,058,769	$(62,528)	$1,996,241

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
10,480,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(382,004)	$341,698	$(40,306)
2,795,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	(104,710)	93,961	(10,749)
5,257,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(17,357)	108,289	90,932
3,768,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(10,668)	75,844	65,176
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(514,739)	$619,792	$105,053
TOTAL SWAP CONTRACTS						$1,544,030	$557,264	$2,101,294

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2		Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$384,633	$25,380		$2,056,578		$2,466,591
Paper & Forest Products	–	8,956		–		8,956
Specialty Retail	–	–		232,020		232,020
All Other Common Stocks	7,674	–		–		7,674
Convertible Preferred Stocks	26,851,109	–		–		26,851,109
Preferred Stock
Equity Real Estate Investment Trusts (REITs)	–	3,672,500		–		3,672,500
Asset Backed Securities	–	283,152,855		–		283,152,855
Collateralized Mortgage Obligations	–	1,138,374,242		–		1,138,374,242
Convertible Corporate Bonds	–	22,937,224		–		22,937,224
Corporate Bonds
Diversified Financial Services	–	40,830,849		7,888,771		48,719,620
All Other Corporate Bonds	–	1,476,540,490		–		1,476,540,490
Foreign Government Bonds	–	107,966,518		–		107,966,518
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	26,826,850		1,673,430		28,500,280
Multiperil - Worldwide	–	8,269,930		3,924,361		12,194,291
Collateralized Reinsurance
Earthquakes - California	–	–		7,550,000		7,550,000
Hurricane - U.S.	–	–		13,560		13,560
Multiperil - U.S.	–	–		597,480		597,480
Multiperil - U.S. Regional	–	–		1,220,000		1,220,000
Multiperil - Worldwide	–	–		18,273,020		18,273,020
Windstorm - Florida	–	–		4,122,174		4,122,174
Windstorm - U.S. Regional	–	–		4,109,878		4,109,878
Industry Loss Warranties
Multiperil - U.S.	–	–		10,233,872		10,233,872
Reinsurance Sidecars
Multiperil - U.S.	–	–		15,653,904		15,653,904
Multiperil - Worldwide	–	–		78,210,015		78,210,015
All Other Insurance-Linked Securities	–	39,403,988		–		39,403,988
Municipal Bonds	–	110,331,377		–		110,331,377
Senior Secured Floating Rate Loan Interests	–	252,348,747		–		252,348,747
U.S. Government and Agency Obligations	–	812,936,014		–		812,936,014
Rights/Warrants
Household Products	–	–		–	*	–	*
All Other Rights/Warrants	11,406	–		–		11,406
Over The Counter (OTC) Call Options Purchased	–	–	*	–		–	*
Currency Put Options Purchased	–	3,048,815		–		3,048,815
Total Investments in Securities	$27,254,822	$4,326,674,735		$155,759,063		$4,509,688,620
Other Financial Instruments
Currency Call Options Written	$–	$(343,064)		$–		$(343,064)
Net unrealized appreciation on forward foreign currency contracts	–	1,871,498		–		1,871,498
Net unrealized depreciation on futures contracts	(591,937)	–		–		(591,937)
Swap contracts, at value	–	2,101,294		–		2,101,294
Total Other Financial Instruments	$(591,937)	$3,629,728		$–		$3,037,791

*	Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Insurance-Linked Securities	Rights/Warrants		Total
Balance as of 9/30/18	$232,020	$7,340,214	$143,198,973 (a)	$–		$150,771,207
Realized gain (loss)	–	–	–	–		–
Change in unrealized appreciation (depreciation)	--	542,078	(10,248,995)	--		(9,706,917)
Accrued discounts/premiums	–	6,479	(41,415)	–		(34,936)
Purchases	–	–	19,728,080	–		19,728,080
Sales	–	–	(5,301,380)	–		(5,301,380)
Transfers in to Level 3**	2,056,578	–	--	–	*	2,056,578
Transfers out of Level 3**	–	–	(1,753,569)	–		(1,753,569)
Balance as of 12/31/18	$2,288,598	$7,888,771	$145,581,694	$–	*	$155,759,063

(a)	Securities were classified as Corporate Bonds on September 30, 2018 financial statements.
*	Securities valued at $0.
**
Transfers are calculated on the beginning of period values. During the three months ended December 31, 2018 an investment having a value of    $1,753,569 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. The securities valued at $2,056,578 transferred from Level 2 to Level 3 due to the use of significant unobservable inputs. A security valued at $14,655 transferred from Level 1 to Level 2 due to the use of significant observable inputs. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2018: $(9,988,032).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 1, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 1, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                       Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 1, 2019

* Print the name and title of each signing officer under his or her signature.